UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS

SEMI-ANNUAL REPORT

MAY 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Institutional Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Institutional Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Portfolios' website (northerntrust.com/institutional) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Institutional Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Institutional Funds, by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Institutional Funds, you can inform Northern Institutional Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Institutional Funds you hold in your account at the financial intermediary or through an account with Northern Institutional Funds. You must provide separate instructions to each of your financial intermediaries.

NORTHERN INSTITUTIONAL FUNDS®

MANAGED BY NORTHERN TRUST

MONEY MARKET PORTFOLIOS

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

12	SCHEDULE OF INVESTMENTS

12	TREASURY PORTFOLIO
Ticker Symbols:
Shares: NITXX
Premier: NTPXX

16	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

21	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

26	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX

33	PRIME OBLIGATIONS PORTFOLIO
Ticker Symbols:
Shares: NPAXX

35	NOTES TO THE FINANCIAL STATEMENTS

45	FUND EXPENSES

47	APPROVAL OF MANAGEMENT AGREEMENT

52	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolios. Although each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Because the share price of the Municipal Portfolio and Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

The Municipal Portfolio and Prime Obligations Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Municipal Portfolio’s or Prime Obligations Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2020 (UNAUDITED)

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at value	$52,608,610	$13,558,371	$28,442,614	$249,630	$941,879
Repurchase agreements, at value	30,048,927	7,905,679	15,941,040	–	309,000
Cash	1,913,186	251,703	685,376	6,188	4
Interest income receivable	51,207	12,174	29,114	478	4
Receivable for securities sold	1,081,554	172,125	308,813	11,500	–
Receivable for fund shares sold	2,063,098	2,380	–	–	–
Receivable from affiliates for expense reimbursements	407	118	974	15	183
Prepaid and other assets	85	36	65	2	–
Total Assets	87,767,074	21,902,586	45,407,996	267,813	1,251,070
LIABILITIES:
Payable for securities purchased	2,729,234	421,902	777,774	6,045	–
Payable for fund shares redeemed	300,862	183,034	27,123	–	–
Distributions payable to shareholders	11,599	2,946	7,587	16	402
Payable to affiliates:
Management fees	9,082	4,171	6,589	40	180
Custody fees	415	156	321	6	40
Shareholder servicing fees	2,215	–	–	–	–
Transfer agent fees	1,980	515	1,049	7	43
Trustee fees	31	104	67	3	16
Accrued other liabilities	573	249	387	47	42
Total Liabilities	3,055,991	613,077	820,897	6,164	723
Net Assets	$84,711,083	$21,289,509	$44,587,099	$261,649	$1,250,347
ANALYSIS OF NET ASSETS:
Capital stock	$84,710,317	$21,289,189	$44,586,047	$261,646	$1,250,343
Distributable earnings	766	320	1,052	3	4
Net Assets	$84,711,083	$21,289,509	$44,587,099	$261,649	$1,250,347
Net Assets:
Shares	$31,983,607	$21,287,477	$42,286,038	$261,649	$1,250,347
Service Shares	–	2,032	104,766	–	–
Premier Shares	52,727,476	–	–	–	–
Williams Capital Shares	–	–	2,196,295	–	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	31,983,298	21,287,124	42,285,045	261,651	1,250,565
Service Shares	–	2,032	104,762	–	–
Premier Shares	52,727,019	–	–	–	–
Williams Capital Shares	–	–	2,196,260	–	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.0000	$0.9998
Service Shares	–	1.00	1.00	–	–
Premier Shares	1.00	–	–	–	–
Williams Capital Shares	–	–	1.00	–	–
Investments, at cost	$52,608,610	$13,558,371	$28,442,614	$249,622	$941,875
Repurchase agreements, at cost	30,048,927	7,905,679	15,941,040	–	309,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$333,000	$96,760	$176,653	$1,793	$22,464
Income from affiliates (Note 5)	3,425	181	967	–	–
Total Investment Income	336,425	96,941	177,620	1,793	22,464
EXPENSES:
Management fees	41,454	19,786	30,275	277	2,002
Custody fees	1,847	534	1,063	14	128
Transfer agent fees	4,783	1,290	2,523	23	231
Blue sky fees	28	35	42	24	23
SEC fees	430	118	225	8	11
Printing fees	41	12	25	2	4
Audit fees	22	10	14	6	–
Legal fees	119	56	80	31	46
Shareholder servicing fees	10,848	–	–	–	–
Trustee fees	301	91	169	6	44
Other	275	124	197	13	66
Total Expenses	60,148	22,056	34,613	404	2,555
Less expenses voluntarily reimbursed by investment adviser	–	–	(3,364)	–	(168)
Less expenses contractually reimbursed by investment adviser	(933)	(383)	(652)	(82)	(179)
Less custodian credits	–	(8)	–	(6)	(19)
Net Expenses	59,215	21,665	30,597	316	2,189
Net Investment Income	277,210	75,276	147,023	1,477	20,275
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	738	366	1,092	(1)	334
Net change in unrealized depreciation on:
Investments	–	–	–	(19)	(572)
Net Gains (Losses)	738	366	1,092	(20)	(238)
Net Increase in Net Assets Resulting from Operations	$277,948	$75,642	$148,115	$1,457	$20,037

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO
Amounts in thousands	2020	2019	2020	2019
OPERATIONS:
Net investment income	$277,210	$947,393	$75,276	$299,402
Net realized gains (losses)	738	1,047	366	144
Net change in unrealized appreciation (depreciation)	–	–	–	–
Net Increase in Net Assets Resulting from Operations	277,948	948,440	75,642	299,546
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	19,054,430	8,697,403	6,149,190	1,940,251
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	56	683
Net increase in net assets resulting from Premier Shares transactions	14,096,047	4,582,147	–	–
Net increase in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	33,150,477	13,279,550	6,149,246	1,940,934
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(85,325)	(175,796)	(75,408)	(299,582)
Total Distributions to Shares Shareholders	(85,325)	(175,796)	(75,408)	(299,582)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	(9)	(29)
Total Distributions to Service Shares Shareholders	–	–	(9)	(29)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(192,932)	(771,934)	–	–
Total Distributions to Premier Shares Shareholders	(192,932)	(771,934)	–	–
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
Distributable earnings	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	33,150,168	13,280,260	6,149,471	1,940,869
NET ASSETS:
Beginning of period	51,560,915	38,280,655	15,140,038	13,199,169
End of period	$84,711,083	$51,560,915	$21,289,509	$15,140,038

(1)	The number of shares approximates the dollar amount of transactions, except for Municipal Portfolio and Prime Obligations Portfolio.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2020, (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2019

U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO		PRIME OBLIGATIONS PORTFOLIO
2020	2019	2020	2019	2020	2019

$147,023	$537,491	$1,477	$5,172	$20,275	$80,348
1,092	257	(1)	–	334	16
–	–	(19)	26	(572)	519
148,115	537,748	1,457	5,198	20,037	80,883

16,393,343	1,930,209	(67,151)	(61,264)	(3,201,922)	1,441,324
(38,399)	30,127	–	(1,289)	–	(6,320)
–	–	–	–	–	–
1,740,424	239,470	–	–	–	–
18,095,368	2,199,806	(67,151)	(62,553)	(3,201,922)	1,435,004

(143,728)	(529,798)	(1,478)	(5,171)	(20,621)	(80,326)
(143,728)	(529,798)	(1,478)	(5,171)	(20,621)	(80,326)

(596)	(2,201)	–	(2)	–	(69)
(596)	(2,201)	–	(2)	–	(69)

–	–	–	–	–	–
–	–	–	–	–	–

(2,956)	(5,669)	–	–	–	–
(2,956)	(5,669)	–	–	–	–
18,096,203	2,199,886	(67,172)	(62,528)	(3,202,506)	1,435,492

26,490,896	24,291,010	328,821	391,349	4,452,853	3,017,361
$44,587,099	$26,490,896	$261,649	$328,821	$1,250,347	$4,452,853

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

TREASURY PORTFOLIO	SHARES
Selected per share data	2020	2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.02	0.01	–	(1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–		–
Total from Investment Operations	0.01	0.02	0.02	0.01	–		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.02)	(0.01)	–	(1)	– (1)
From net realized gains	–	– (1)	– (1)	–	–		–
Total Distributions Paid	(0.01)	(0.02)	(0.02)	(0.01)	–		–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	0.50%	2.17%	1.63%	0.70%	0.23%		0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$31,983,607	$12,929,215	$4,231,663	$11,867,693	$9,790,988		$16,591,396
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15	%(4)	0.08%
Expenses, before waivers, reimbursements and credits	0.15%	0.16%	0.16%	0.16%	0.20	%(4)	0.21%
Net investment income, net of waivers, reimbursements and credits	0.83%	2.09%	1.46%	0.71%	0.22	%(4)	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.83%	2.08%	1.45%	0.70%	0.17	%(4)	(0.12)%

	PREMIER
Selected per share data	2020	2019	2018	2017	2016(5)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	0.02	0.02	0.01	– (1)
Net realized gains (losses)(1)	–	–	–	–	–
Total from Investment Operations	–	0.02	0.02	0.01	–
LESS DISTRIBUTIONS PAID:
From net investment income	– (1)	(0.02)	(0.02)	(0.01)	– (1)
From net realized gains	–	– (1)	– (1)	–	–
Total Distributions Paid	–	(0.02)	(0.02)	(0.01)	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.48%	2.12%	1.58%	0.65%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$52,727,476	$38,631,700	$34,048,992	$33,507,259	$24,476,939
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.20%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.88%	2.11%	1.57%	0.67%	0.21%
Net investment income, before waivers, reimbursements and credits	0.88%	2.10%	1.56%	0.66%	0.20%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

Effective August 1, 2016, the investment adviser reduced the management fees paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.

(5)	For the period from August 1, 2016 (commencement of operations) through November 30, 2016.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2020	2019	2018	2017		2016		2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	0.02	0.02	0.01	(2)	–	(1)	– (1)
Net realized gains (losses)(1)	–	–	–	–		–		–
Total from Investment Operations	–	0.02	0.02	0.01		–		–
LESS DISTRIBUTIONS PAID:
From net investment income	– (1)	(0.02)	(0.02)	(0.01)		–	(1)	– (1)
Total Distributions Paid	–	(0.02)	(0.02)	(0.01)		–		–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(3)	0.48%	2.09%	1.54%	0.62%		0.11%		0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$21,287,477	$15,138,062	$13,197,876	$13,905,729		$4,919,953		$5,895,274
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25%	0.25	%(5)	0.30	%(6)	0.12%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.26%	0.30	%(5)	0.37%		0.36%
Net investment income, net of waivers, reimbursements and credits	0.87%	2.07%	1.53%	0.62	%(5)	0.10	%(6)	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.86%	2.06%	1.52%	0.57	%(5)	0.03%		(0.23)%

	SERVICE
Selected per share data	2020	2019	2018	2017		2016		2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	0.02	0.02	0.01	(2)	–	(1)	– (1)
Net realized gains (losses)(1)	–	–	–	–		–		–
Total from Investment Operations	–	0.02	0.02	0.01		–		–
LESS DISTRIBUTIONS PAID:
From net investment income	– (1)	(0.02)	(0.02)	(0.01)		–	(1)	– (1)
Total Distributions Paid	–	(0.02)	(0.02)	(0.01)		–		–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(3)	0.48%	2.09%	1.54%	0.62%		0.11%		0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,032	$1,976	$1,293	$1,580		$575		$8,842
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25%	0.25	%(5)	0.32	%(6)	0.12%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.26%	0.30	%(5)	0.36%		0.36%
Net investment income, net of waivers, reimbursements and credits	0.95%	2.03%	1.50%	0.66	%(5)	0.08	%(6)	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.94%	2.02%	1.49%	0.61	%(5)	0.04%		(0.23)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(6)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2020		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.02	0.02	0.01	– (1)	– (1)
Net realized gains (losses)(1)	–		–	–	–	–	–
Total from Investment Operations	0.01		0.02	0.02	0.01	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.02)	(0.02)	(0.01)	– (1)	– (1)
From net realized gains	–		– (1)	– (1)	–	–	–
Total Distributions Paid	(0.01)		(0.02)	(0.02)	(0.01)	–	–
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.49	%(3)	2.13%	1.58%	0.66%	0.20%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$42,286,038		$25,891,894	$23,961,606	$23,555,556	$23,689,538	$21,029,825
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.18%		0.20%	0.20%	0.20%	0.20%	0.12%
Expenses, before waivers, reimbursements and credits	0.21%		0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.88%		2.10%	1.57%	0.66%	0.20%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.85%		2.09%	1.56%	0.65%	0.19%	(0.08)%

	SERVICE
Selected per share data	2020		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.02	0.02	0.01	– (1)	– (1)
Net realized gains (losses)(1)	–		–	–	–	–	–
Total from Investment Operations	0.01		0.02	0.02	0.01	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.02)	(0.02)	(0.01)	– (1)	– (1)
From net realized gains	–		– (1)	– (1)	–	–	–
Total Distributions Paid	(0.01)		(0.02)	(0.02)	(0.01)	–	–
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.49	%(3)	2.13%	1.58%	0.66%	0.20%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$104,766		$143,163	$113,037	$127,777	$172,258	$122,843
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.18%		0.20%	0.20%	0.20%	0.20%	0.12%
Expenses, before waivers, reimbursements and credits	0.21%		0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	1.05%		2.06%	1.59%	0.65%	0.21%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.02%		2.05%	1.58%	0.64%	0.20%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Portfolio in the amount of approximately $3,364,000. Total return excluding the voluntary reimbursement would have been 0.48% (see Note 4).

(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2020		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01		0.02	0.02	0.01	— (1)	— (1)
Net realized gains (losses)(1)	–		–	–	–	–	–
Total from Investment Operations	0.01		0.02	0.02	0.01	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)		(0.02)	(0.02)	(0.01)	– (1)	– (1)
From net realized gains	–		– (1)	– (1)	–	–	–
Total Distributions Paid	(0.01)		(0.02)	(0.02)	(0.01)	–	–
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.49	%(3)	2.13%	1.58%	0.66%	0.20%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,196,295		$455,839	$216,367	$472,479	$474,161	$213,987
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.18%		0.20%	0.20%	0.20%	0.20%	0.12%
Expenses, before waivers, reimbursements and credits	0.21%		0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.67%		2.06%	1.54%	0.66%	0.21%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.64%		2.05%	1.53%	0.65%	0.20%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Portfolio in the amount of approximately $3,364,000. Total return excluding the voluntary reimbursement would have been 0.48% (see Note 4).

(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0000	$0.9999	$0.9999	$1.0001	$1.0000 (1)	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0049	0.0132	0.0117	0.0057	0.0016 (2)	– (3)
Net realized and unrealized gains (losses)	– (4)	0.0001	– (4)	0.0001	0.0009	– (3)
Net increase from payment by affiliate	–	–	–	–	– (4)	–
Total from Investment Operations	0.0049	0.0133	0.0117	0.0058	0.0025	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0049)	(0.0132)	(0.0117)	(0.0060)	(0.0021)	– (3)
From net realized gains	–	–	–	– (4)	(0.0003)	–
Total Distributions Paid	(0.0049)	(0.0132)	(0.0117)	(0.0060)	(0.0024)	–
Net Asset Value, End of Period	$1.0000	$1.0000	$0.9999	$0.9999	$1.0001	$1.00
Total Return(5)	0.53%	1.34%	1.18%	0.58%	0.25%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$261,649	$328,821	$390,060	$217,750	$747,324	$4,497,849
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.21%	0.20%	0.21%	0.20%	0.15%	0.06%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.25%	0.28%	0.22%	0.21%
Net investment income, net of waivers, reimbursements and credits	0.96%	1.33%	1.18%	0.53%	0.16%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	0.91%	1.27%	1.14%	0.45%	0.09%	(0.14)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED) OR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0002	$1.0000	$1.0001	$1.0002	$1.0000 (1)	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0053	0.0231	0.0190 (2)	0.0099	0.0040 (2)	– (3)
Net realized and unrealized gains (losses)	(0.0001)	0.0002	(0.0004)	(0.0001)	0.0006	– (3)
Total from Investment Operations	0.0052	0.0233	0.0186	0.0098	0.0046	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0056)	(0.0231)	(0.0187)	(0.0099)	(0.0044)	– (3)
From net realized gains	–	–	–	– (4)	–	–
Total Distributions Paid	(0.0056)	(0.0231)	(0.0187)	(0.0099)	(0.0044)	–
Net Asset Value, End of Period	$0.9998	$1.0002	$1.0000	$1.0001	$1.0002	$1.00
Total Return(5)	0.52%	2.36%	1.88%	0.99%	0.46%	0.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,250,347	$4,452,853	$3,011,041	$2,543,262	$1,711,024	$3,610,101
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.14%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.16%	0.17%	0.17%	0.17%	0.17%
Net investment income, net of waivers, reimbursements and credits	1.33%	2.27%	1.90%	1.01%	0.40%	0.06%
Net investment income, before waivers, reimbursements and credits	1.30%	2.26%	1.88%	0.99%	0.38%	0.04%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 62.1%

U.S. Treasury Bills – 41.2%
0.08%, 6/2/20 (1)	$250	$250
0.12%, 6/4/20 (1)	850,000	849,991
1.13%, 6/4/20 (1)	850,000	849,918
0.13%, 6/9/20 (1)	1,554,000	1,553,950
0.10%, 6/18/20 (1)	1,000,000	999,953
0.11%, 6/18/20 (1)	845,000	844,954
1.55%, 6/18/20 (1)	250,000	249,817
1.79%, 6/18/20 (1)	4,000	3,997
0.11%, 6/25/20 (1)	748,575	748,520
1.57%, 6/25/20 (1)	350,000	349,634
0.11%, 6/30/20 (1)	606,525	606,464
0.08%, 7/2/20 (1)	800,000	799,941
0.10%, 7/2/20 (1)	800,000	799,930
1.56%, 7/2/20 (1)	409,000	408,451
0.12%, 7/9/20 (1)	300,000	299,960
0.12%, 7/14/20 (1)	600,000	599,914
0.10%, 7/21/20 (1)	648,500	648,405
0.20%, 7/21/20 (1)	710,000	709,801
0.14%, 7/28/20 (1)	625,000	624,859
0.17%, 7/28/20 (1)	1,375,000	1,374,641
0.11%, 7/30/20 (1)	498,000	497,910
0.12%, 7/30/20 (1)	950,000	949,817
0.13%, 7/30/20 (1)	600,000	599,872
1.54%, 7/30/20 (1)	285,000	284,283
1.55%, 7/30/20 (1)	250,000	249,370
0.18%, 8/6/20 (1)	620,000	619,795
1.48%, 8/6/20 (1)	144,000	143,613
0.12%, 8/13/20 (1)	614,900	614,744
0.22%, 8/13/20 (1)	263,600	263,482
1.81%, 8/13/20 (1)	3,600	3,587
1.82%, 8/13/20 (1)	155,000	154,434
0.11%, 8/27/20 (1)	750,000	749,810
0.13%, 8/27/20 (1)	779,700	779,455
1.45%, 8/27/20 (1)	500,000	498,259
0.12%, 9/3/20 (1)	500,000	499,843
0.13%, 9/3/20 (1)	750,000	749,741
1.01%, 9/3/20 (1)	850,000	847,758
0.13%, 9/8/20 (1)	1,140,000	1,139,561
0.15%, 9/8/20 (1)	119,100	119,051
0.14%, 9/10/20 (1)	220,000	219,914
0.15%, 9/10/20 (1)	354,775	354,631
0.39%, 9/10/20 (1)	350,000	349,614
0.15%, 9/15/20 (1)	1,100,000	1,099,501

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 62.1% – continued

U.S. Treasury Bills – 41.2% – continued
0.22%, 9/15/20 (1)	$125,000	$124,918
0.24%, 9/15/20 (1)	345,000	344,746
0.14%, 9/17/20 (1)	1,124,700	1,124,225
0.19%, 9/22/20 (1)	1,160,000	1,159,308
0.16%, 9/24/20 (1)	535,000	534,735
0.17%, 9/24/20 (1)	600,000	599,674
0.13%, 9/29/20 (1)	1,500,000	1,499,350
0.13%, 10/6/20 (1)	400,000	399,809
0.14%, 10/6/20 (1)	38,450	38,431
0.16%, 10/8/20 (1)	250,000	249,860
0.14%, 10/13/20 (1)	110,000	109,943
0.15%, 10/13/20 (1)	320,000	319,821
0.29%, 10/15/20 (1)	137,000	136,850
0.15%, 10/20/20 (1)	630,000	629,619
0.15%, 10/27/20 (1)	281,900	281,726
0.15%, 10/29/20 (1)	205,000	204,872
0.17%, 11/3/20 (1)	398,700	398,410
0.16%, 11/12/20 (1)	330,000	329,767
0.17%, 1/28/21 (1)	625,000	624,310
0.18%, 2/25/21 (1)	435,000	434,415
0.26%, 3/25/21 (1)	250,000	249,464
		34,905,648

U.S. Treasury Bonds – 0.4%
1.63%, 6/30/20	146,813	146,785
1.38%, 9/30/20	170,000	169,708
		316,493

U.S. Treasury Floating Rate Notes – 9.2%

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.17%, 6/1/20 (2)	830,000	829,971

(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 0.18%, 6/1/20 (2)	1,496,700	1,496,377

(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.24%, 6/1/20 (2)	788,900	788,898

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.25%, 6/1/20 (2)	51,000	50,964

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 0.27%, 6/1/20 (2)	763,000	762,779

(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.28%, 6/1/20 (2)	1,883,800	1,883,032

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 62. 1% – continued

U.S. Treasury Floating Rate Notes – 9.2% – continued

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.35%, 6/1/20 (2)	$1,246,250	$1,245,906

(Floating, U.S. Treasury 3M Bill MMY + 0.30%), 0.43%, 6/1/20 (2)	750,000	751,568
		7,809,495

U.S. Treasury Notes – 11.3%
2.50%, 6/30/20	405,000	405,482
1.63%, 7/31/20	235,000	234,938
2.00%, 7/31/20	500,000	500,257
2.63%, 7/31/20	332,000	332,479
1.38%, 8/31/20	430,000	429,532
2.13%, 8/31/20	590,000	590,721
2.63%, 8/31/20	339,000	339,831
2.75%, 9/30/20	683,500	685,995
1.63%, 10/15/20	225,000	224,980
1.75%, 10/31/20	350,000	350,137
2.88%, 10/31/20	188,000	188,944
1.75%, 11/15/20	120,000	120,054
2.63%, 11/15/20	971,150	975,383
1.63%, 11/30/20	250,000	249,980
2.00%, 11/30/20	100,000	100,174
2.75%, 11/30/20	312,550	314,217
1.88%, 12/15/20	384,500	384,989
2.00%, 1/15/21	143,000	143,541
1.38%, 1/31/21	100,000	100,068
2.13%, 1/31/21	475,000	479,701
2.00%, 2/28/21	658,000	662,545
2.38%, 3/15/21	613,000	622,851
2.25%, 3/31/21	629,700	638,198
2.38%, 4/15/21	493,000	501,977
		9,576,974
Total U.S. Government Obligations
(Cost $52,608,610)		52,608,610

Investments, at Amortized Cost
($52,608,610)		52,608,610

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 35.5%

Joint Repurchase Agreements – 0.1% (3) (4)

Bank of America Securities LLC, dated 5/29/20, repurchase price $50,000 0.04%, 6/5/20	$50,000	$50,000

Societe Generale, New York Branch, dated 5/29/20, repurchase price $50,000 0.05%, 6/5/20	50,000	50,000
		100,000

Repurchase Agreements – 35.4% (5)

Bank of Montreal, dated 5/29/20, repurchase price $235,001 0.05%, 6/1/20	235,000	235,000

Bank of Nova Scotia, dated 5/29/20, repurchase price $500,002 0.05%, 6/1/20	500,000	500,000

Barclays Bank PLC, dated 5/29/20, repurchase price $980,004 0.05%, 6/1/20	980,000	980,000

Barclays Bank PLC, dated 4/30/20, repurchase price $500,022 0.05%, 6/5/20	500,000	500,000

Barclays Bank PLC, dated 5/29/20, repurchase price $1,000,047 0.06%, 6/5/20	1,000,000	1,000,000

BNP Paribas S.A., dated 5/29/20, repurchase price $860,004 0.05%, 6/1/20	860,000	860,000

Canadian Imperial Bank of Commerce, dated 5/22/20, repurchase price $150,005 0.09%, 6/5/20	150,000	150,000

Canadian Imperial Bank of Commerce, dated 4/30/20, repurchase price $200,022 0.11%, 6/5/20	200,000	200,000

Citigroup Global Markets, Inc., dated 5/29/20, repurchase price $13,927 0.05%, 6/1/20	13,927	13,927

Deutsche Bank A.G., dated 5/29/20, repurchase price $1,225,005 0.05%, 6/1/20	1,225,000	1,225,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 35.5% – continued

Repurchase Agreements – 35.4% (5) – continued

Fixed Income Clearing Corp., dated 5/29/20, repurchase price $3,350,014 0.05%, 6/1/20	$3,350,000	$3,350,000

HSBC Securities (USA), Inc., dated 5/29/20, repurchase price $505,002 0.05%, 6/1/20	505,000	505,000

HSBC Securities (USA), Inc., dated 5/26/20, repurchase price $1,000,012 0.06%, 6/2/20	1,000,000	1,000,000

ING Financial Markets LLC, dated 5/29/20, repurchase price $200,001 0.05%, 6/1/20	200,000	200,000

JPMorgan Securities LLC, dated 5/29/20, repurchase price $4,780,020 0.05%, 6/1/20	4,780,000	4,780,000

JPMorgan Securities LLC, dated 5/29/20, repurchase price $2,000,072 0.06%, 6/5/20	2,000,000	2,000,000

NatWest Markets PLC, dated 5/29/20, repurchase price $1,865,008 0.05%, 6/1/20	1,865,000	1,865,000

Nomura Securities International, Inc., dated 5/29/20, repurchase price $1,750,009 0.06%, 6/1/20	1,750,000	1,750,000

RBC Dominion Securities, dated 5/29/20, repurchase price $2,750,011 0.05%, 6/1/20	2,750,000	2,750,000

RBC Dominion Securities, dated 5/29/20, repurchase price $1,250,041 0.07%, 6/5/20	1,250,000	1,250,000

Royal Bank of Canada, New York Branch, dated 5/29/20, repurchase price $100,000 0.05%, 6/1/20	100,000	100,000

Societe Generale S.A., dated 5/29/20, repurchase price $1,235,005 0.05%, 6/1/20	1,235,000	1,235,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 35.5% – continued

Repurchase Agreements – 35.4% (5) – continued

Societe Generale, New York Branch, dated 5/26/20, repurchase price $1,800,021 0.06%, 6/2/20	$1,800,000	$1,800,000

Societe Generale, New York Branch, dated 5/28/20, repurchase price $1,000,012 0.06%, 6/4/20	1,000,000	1,000,000

TD Securities (USA) LLC, dated 5/29/20, repurchase price $700,003 0.05%, 6/1/20	700,000	700,000
		29,948,927
Total Repurchase Agreements
(Cost $30,048,927)		30,048,927

Total Investments – 97.6%
(Cost $82,657,537)		82,657,537

Other Assets less Liabilities – 2.4%		2,053,546
NET ASSETS – 100.0%		$84,711,083

(1)	Discount rate at the time of purchase.
(2)

Variable rate security. Rate as of May 31, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$50,860	3.88%	4/15/29
U.S. Treasury Notes	$50,781	0.63%	7/15/21
Total	$101,641

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$692,661	0.00%	6/2/20 – 5/20/21
U.S. Treasury Bonds	$13,857,271	0.00% – 8.75%	8/15/20 – 5/15/50
U.S. Treasury Notes	$16,000,128	0.13% – 3.63%	5/31/20 – 5/15/30
Total	$30,550,060

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At May 31, 2020, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	36.8%
2 - 15 DAYS	11.6
16 - 30 DAYS	3.7
31 - 60 DAYS	10.8
61 - 97 DAYS	12.5
98 - 180 DAYS	18.4
181 - 270 DAYS	2.7
271 - 366 DAYS	3.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2020:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio(1)	$–	$82,657,537	$–	$82,657,537

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.2% (1)

Federal Farm Credit Bank – 7.9%

FFCB Discount Notes, 2.09%, 6/2/20 (2)	$20,000	$19,999
1.61%, 6/16/20 (2)	15,000	14,990
1.62%, 7/28/20 (2)	30,000	29,924
1.91%, 8/10/20 (2)	25,000	24,908
1.61%, 8/21/20 (2)	23,000	22,918
1.90%, 9/1/20 (2)	15,000	14,928
1.89%, 9/15/20 (2)	40,000	39,780
0.19%, 10/2/20 (2)	69,000	68,955
0.35%, 10/13/20 (2)	45,000	44,941
1.63%, 10/26/20 (2)	20,000	19,868
1.62%, 10/29/20 (2)	81,000	80,460
0.25%, 11/2/20 (2)	45,000	44,952
1.62%, 11/3/20 (2)	15,000	14,897
0.20%, 11/4/20 (2)	10,000	9,951
1.62%, 11/4/20 (2)	20,000	19,902
0.20%, 11/6/20 (2)	97,000	96,915
1.63%, 11/10/20 (2)	57,000	56,587
0.19%, 11/17/20 (2)	30,000	29,867
1.63%, 11/17/20 (2)	34,000	33,849
0.20%, 11/30/20 (2)	20,000	19,980

FFCB Notes, (Floating, U.S. Federal Funds + 0.05%), 0.10%, 6/1/20 (3)	70,000	70,000

(Floating, U.S. SOFR + 0.07%), 0.13%, 6/1/20 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.08%), 0.14%, 6/1/20 (3)	19,000	19,000

(Floating, U.S. Federal Funds + 0.10%), 0.15%, 6/1/20 (3)	170,000	169,968

(Floating, U.S. SOFR + 0.12%), 0.18%, 6/1/20 (3)	35,000	35,000

(Floating, U.S. Federal Funds + 0.14%), 0.19%, 6/1/20 (3)	75,000	75,017

(Floating, U.S. Federal Funds + 0.15%), 0.20%, 6/1/20 (3)	20,000	20,000

(Floating, U.S. SOFR + 0.14%), 0.20%, 6/1/20 (3)	30,000	30,000

(Floating, U.S. SOFR + 0.18%), 0.22%, 6/1/20 (3)	100,000	99,990

(Floating, U.S. SOFR + 0.18%), 0.24%, 6/1/20 (3)	15,000	15,000

(Floating, U.S. SOFR + 0.19%), 0.25%, 6/1/20 (3)	34,000	34,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.2% (1) – continued

Federal Farm Credit Bank – 7.9% – continued

(Floating, U.S. Federal Funds + 0.22%), 0.27%, 6/1/20 (3)	$25,000	$25,000

(Floating, U.S. SOFR + 0.32%), 0.38%, 6/1/20 (3)	65,000	65,000

(Floating, U.S. SOFR + 0.35%), 0.41%, 6/1/20 (3)	45,000	45,000

(Floating, U.S. Federal Funds + 0.40%), 0.45%, 6/1/20 (3)	20,000	20,000

(Floating, ICE LIBOR USD 1M + 0.08%), 0.48%, 6/1/20 (3)	47,000	46,999

(Floating, ICE LIBOR USD 1M + 0.09%), 0.42%, 6/4/20 (3)	50,000	50,000

(Floating, ICE LIBOR USD 1M - 0.05%), 0.21%, 6/8/20 (3)	45,000	45,000

(Floating, ICE LIBOR USD 1M + 0.00%), 0.17%, 6/25/20 (3)	32,000	32,003

(Floating, ICE LIBOR USD 3M - 0.14%), 1.29%, 7/1/20 (3)	60,000	60,000
		1,685,548

Federal Home Loan Bank – 26.1%

FHLB Bonds, 1.59%, 6/17/20	190,000	189,998
1.59%, 6/19/20	35,000	34,999
1.59%, 6/23/20	20,000	20,000
1.63%, 7/6/20	100,000	100,000
0.12%, 8/28/20	190,000	189,994
0.14%, 9/16/20	95,000	94,998
0.15%, 9/22/20	200,000	199,996
1.63%, 10/28/20	36,500	36,509

FHLB Discount Notes, 1.61%, 6/2/20 (2)	95,000	94,996
1.62%, 6/24/20 (2)	80,000	79,919
1.51%, 6/25/20 (2)	185,000	184,814
0.10%, 7/1/20 (2)	75,000	74,935
1.51%, 7/1/20 (2)	155,000	154,865
0.30%, 7/10/20 (2)	65,000	64,978
0.09%, 7/13/20 (2)	90,000	89,977
0.28%, 7/13/20 (2)	190,000	189,951
0.21%, 7/14/20 (2)	55,000	54,986
0.20%, 7/15/20 (2)	95,000	94,977
1.39%, 7/16/20 (2)	230,000	229,603
0.09%, 7/17/20 (2)	65,000	64,987
0.16%, 7/17/20 (2)	265,000	264,947
0.20%, 7/17/20 (2)	90,000	89,982

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.2% (1) – continued

Federal Home Loan Bank – 26.1% – continued
0.15%, 7/24/20 (2)	$260,000	$259,944
0.15%, 8/28/20 (2)	100,000	99,964
0.43%, 9/4/20 (2)	75,000	74,913
0.49%, 9/9/20 (2)	70,000	69,903
0.20%, 9/22/20 (2)	75,000	74,953
0.15%, 10/1/20 (2)	40,000	39,980
0.16%, 11/20/20 (2)	80,000	79,939
0.58%, 12/7/20 (2)	135,000	134,589
0.35%, 12/29/20 (2)	110,000	109,774
0.19%, 1/11/21 (2)	95,000	94,888
0.45%, 3/8/21 (2)	44,000	43,846
0.21%, 4/22/21 (2)	100,000	99,810

FHLB Notes, (Floating, U.S. SOFR + 0.02%), 0.08%, 6/1/20 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.03%), 0.09%, 6/1/20 (3)	119,000	119,000

(Floating, U.S. SOFR + 0.06%), 0.12%, 6/1/20 (3)	45,000	45,000

(Floating, U.S. SOFR + 0.07%), 0.13%, 6/1/20 (3)	35,000	35,000

(Floating, U.S. SOFR + 0.08%), 0.14%, 6/1/20 (3)	160,000	160,000

(Floating, U.S. SOFR + 0.10%), 0.16%, 6/1/20 (3)	35,000	35,000

(Floating, U.S. SOFR + 0.14%), 0.20%, 6/1/20 (3)	95,000	95,000

(Floating, U.S. SOFR + 0.15%), 0.21%, 6/1/20 (3)	75,000	75,000

(Floating, U.S. SOFR + 0.16%), 0.22%, 6/1/20 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.23%), 0.29%, 6/1/20 (3)	120,000	120,000

(Floating, U.S. SOFR + 0.27%), 0.33%, 6/1/20 (3)	50,000	50,000

(Floating, ICE LIBOR USD 3M - 0.17%), 1.18%, 7/8/20 (3)	100,000	100,000

(Floating, ICE LIBOR USD 3M - 0.17%), 1.15%, 7/9/20 (3)	100,000	100,000

(Floating, ICE LIBOR USD 3M - 0.19%), 0.81%, 7/27/20 (3)	330,000	330,000

(Floating, ICE LIBOR USD 3M - 0.18%), 0.71%, 7/28/20 (3)	225,000	225,000

(Floating, ICE LIBOR USD 3M - 0.14%), 0.42%, 8/3/20 (3)	130,000	130,000
		5,546,914

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.2% (1) – continued

Federal Home Loan Mortgage Corporation – 6.6%

FHLMC Bonds, 2.38%, 2/16/21	$108,655	$109,524

FHLMC Discount Notes, 0.67%, 7/17/20 (2)	300,000	299,739
1.47%, 8/7/20 (2)	75,000	74,796
0.14%, 8/27/20 (2)	185,000	184,937
0.13%, 9/17/20 (2)	560,000	559,782

FHLMC Notes, (Floating, U.S. SOFR + 0.05%), 0.11%, 6/1/20 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.14%), 0.20%, 6/1/20 (3)	90,000	90,000
		1,403,778

Federal National Mortgage Association – 2.6%

FNMA Notes, (Floating, U.S. SOFR + 0.19%), 0.25%, 6/1/20 (3)	165,000	165,000

(Floating, U.S. SOFR + 0.31%), 0.37%, 6/1/20 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.32%), 0.38%, 6/1/20 (3)	135,000	135,000

(Floating, U.S. SOFR + 0.35%), 0.41%, 6/1/20 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.39%), 0.45%, 6/1/20 (3)	95,000	95,000
		565,000
Total U.S. Government Agencies
(Cost $9,201,240)		9,201,240

U.S. GOVERNMENT OBLIGATIONS – 20.5%

U.S. Treasury Bills – 13.6%
0.12%, 6/16/20 (2)	195,000	194,990
0.14%, 6/16/20 (2)	130,000	129,993
0.13%, 7/30/20 (2)	165,000	164,965
0.18%, 8/6/20 (2)	150,000	149,950
1.82%, 8/13/20 (2)	50,000	49,818
0.13%, 9/1/20 (2)	90,000	89,967
0.14%, 9/1/20 (2)	150,000	149,945
0.13%, 9/8/20 (2)	170,000	169,935
0.14%, 9/10/20 (2)	55,000	54,978
0.15%, 9/10/20 (2)	85,000	84,966
0.16%, 9/15/20 (2)	290,000	289,860
0.19%, 9/22/20 (2)	105,000	104,937
0.16%, 9/24/20 (2)	115,000	114,940

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 20.5% – continued

U.S. Treasury Bills – 13.6% – continued
0.17%, 9/24/20 (2)	$165,000	$164,913
0.10%, 10/1/20 (2)	110,000	109,963
0.14%, 10/13/20 (2)	25,000	24,986
0.15%, 10/13/20 (2)	80,000	79,956
0.22%, 10/15/20 (2)	45,000	44,963
0.15%, 10/20/20 (2)	165,000	164,900
0.17%, 11/3/20 (2)	105,000	104,924
0.17%, 1/28/21 (2)	165,000	164,818
0.18%, 2/25/21 (2)	115,000	114,845
0.26%, 3/25/21 (2)	182,000	181,610
		2,905,122

U.S. Treasury Bonds – 0.5%
1.63%, 6/30/20	50,000	49,980
2.63%, 8/15/20	45,000	45,076
		95,056

U.S. Treasury Floating Rate Notes – 1.9%

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.17%, 6/1/20 (3)	85,000	84,999

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.25%, 6/1/20 (3)	60,000	59,960

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.35%, 6/1/20 (3)	260,000	259,952
		404,911

U.S. Treasury Notes – 4.5%
2.63%, 7/31/20	215,000	215,294
1.38%, 8/31/20	55,000	54,941
2.75%, 9/30/20	55,000	55,152
1.63%, 10/15/20	35,000	34,999
1.38%, 10/31/20	80,000	79,908
2.88%, 10/31/20	185,000	185,929
1.63%, 11/30/20	65,000	64,982
2.75%, 11/30/20	150,000	150,806

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 20.5% – continued

U.S. Treasury Notes – 4.5% – continued
1.88%, 12/15/20	$25,000	$25,033
1.38%, 1/31/21	85,000	84,998
		952,042
Total U.S. Government Obligations
(Cost $4,357,131)		4,357,131

Investments, at Amortized
(Cost $13,558,371)		13,558,371
REPURCHASE AGREEMENTS – 37.1%

Joint Repurchase Agreements – 0.8% (4)(5)

Bank of America Securities LLC, dated 5/29/20, repurchase price $88,560 0.04%, 6/5/20	88,559	88,559

Societe Generale, New York Branch, dated 5/29/20, repurchase price $88,560 0.05%, 6/5/20	88,559	88,559
		177,118

Repurchase Agreements – 36.3% (6)

Bank of America N.A., dated 5/29/20, repurchase price $250,001 0.07%, 6/1/20	250,000	250,000

Bank of Nova Scotia, dated 5/29/20, repurchase price $595,003 0.07%, 6/1/20	595,000	595,000

Barclays Bank PLC, dated 5/28/20, repurchase price $500,009 0.08%, 6/5/20	500,000	500,000

BNP Paribas S.A., dated 5/29/20, repurchase price $760,003 0.05%, 6/1/20	760,000	760,000

Canadian Imperial Bank of Commerce, dated 5/29/20, repurchase price $250,041 0.10%, 6/5/20	250,000	250,000

Citigroup Global Markets, Inc., dated 5/29/20, repurchase price $238,562 0.05%, 6/1/20	238,561	238,561

Fixed Income Clearing Corp., dated 5/29/20, repurchase price $740,003 0.05%, 6/1/20	740,000	740,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.1% – continued

Repurchase Agreements – 36.3% (6) – continued

Goldman Sachs & Co., dated 5/29/20, repurchase price $1,000,005 0.06%, 6/1/20	$1,000,000	$1,000,000

HSBC Securities (USA), Inc., dated 5/29/20, repurchase price $370,002 0.05%, 6/1/20	370,000	370,000

JPMorgan Securities LLC, dated 5/29/20, repurchase price $265,001 0.05%, 6/1/20	265,000	265,000

JPMorgan Securities LLC, dated 5/29/20, repurchase price $825,005 0.07%, 6/1/20	825,000	825,000

JPMorgan Securities LLC, dated 5/29/20, repurchase price $150,012 0.11%, 9/1/20	150,000	150,000

Royal Bank of Canada, New York Branch, dated 5/29/20, repurchase price $685,004 0.07%, 6/1/20	685,000	685,000

Royal Bank of Canada, New York Branch, dated 5/26/20, repurchase price $1,100,017 0.08%, 6/2/20	1,100,000	1,100,000
		7,728,561
Total Repurchase Agreements
(Cost $7,905,679)		7,905,679

Total Investments – 100.8%
(Cost $21,464,050)		21,464,050

Liabilities less Other Assets – (0.8%)		(174,541)
NET ASSETS – 100.0%		$21,289,509

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of May 31, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$90,081	3.88%	4/15/29
U.S. Treasury Notes	$89,943	0.63%	7/15/21
Total	$180,024

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$70,896	2.69% – 4.20%	10/23/28 – 10/21/44
FHLMC	$1,104,480	0.00% – 8.00%	8/10/20 – 6/1/50
FNMA	$1,405,367	0.00% – 7.50%	1/15/23 – 6/1/57
GNMA	$1,941,428	2.50% – 6.00%	9/20/27 – 5/20/50
TVA	$3,383	0.00% – 5.98%	1/15/27 – 4/1/36
U.S. Treasury Bills	$486,840	0.00%	6/18/20 – 9/10/20
U.S. Treasury Bonds	$1,180,720	0.00% – 6.63%	2/15/27 – 2/15/48

U.S. Treasury Notes	$1,730,316	0.13% – 2.75%	6/30/20 – 1/15/30
Total	$7,923,431

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

USD – United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	MAY 31, 2020 (UNAUDITED)

At May 31, 2020, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	41.7%
2 - 15 DAYS	9.5
16 - 30 DAYS	4.1
31 - 60 DAYS	13.6
61 - 97 DAYS	7.7
98 - 180 DAYS	17.0
181 - 270 DAYS	4.4
271 - 366 DAYS	2.0
Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2020:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio(1)	$–	$21,464,050	$–	$21,464,050

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 41.2% (1)

Federal Farm Credit Bank – 10.0%

FFCB Bonds, 1.75%, 6/10/20	$50,000	$49,994

FFCB Discount Notes, 1.90%, 6/9/20 (2)	50,000	49,979
1.61%, 6/16/20 (2)	30,000	29,980
1.90%, 6/22/20 (2)	40,000	39,956
0.11%, 7/15/20 (2)	55,000	54,993
1.91%, 7/22/20 (2)	34,000	33,909
0.13%, 7/23/20 (2)	100,000	99,981
1.91%, 8/10/20 (2)	45,000	44,836
1.85%, 8/11/20 (2)	30,000	29,892
1.90%, 9/1/20 (2)	25,000	24,881
1.89%, 9/15/20 (2)	70,000	69,615
1.62%, 9/23/20 (2)	50,000	49,747
0.35%, 10/13/20 (2)	105,000	104,863
1.63%, 10/26/20 (2)	33,000	32,783
1.62%, 11/3/20(2)	22,000	21,848
0.20%, 11/4/20 (2)	28,000	27,888
1.62%, 11/4/20 (2)	30,000	29,880
1.62%, 11/10/20 (2)	25,000	24,820
1.63%, 11/10/20 (2)	17,000	16,877
0.19%, 11/17/20 (2)	65,000	64,738
1.63%, 11/17/20 (2)	58,000	57,766
0.16%, 11/25/20 (2)	20,000	19,984
0.78%, 2/10/21 (2)	50,000	49,728
0.78%, 2/17/21 (2)	8,000	7,955
0.45%, 3/25/21 (2)	40,000	39,855

FFCB Notes, (Floating, U.S. Federal Funds + 0.05%), 0.10%, 6/1/20 (3)	115,000	115,000

(Floating, U.S. SOFR + 0.04%), 0.10%, 6/1/20 (3)	78,000	78,000

(Floating, U.S. SOFR + 0.06%), 0.12%, 6/1/20 (3)	228,000	228,000

(Floating, U.S. SOFR + 0.07%), 0.13%, 6/1/20 (3)	35,000	35,000

(Floating, U.S. Federal Funds + 0.09%), 0.14%, 6/1/20 (3)	97,500	97,493

(Floating, U.S. SOFR + 0.08%), 0.14%, 6/1/20 (3)	33,000	33,000

(Floating, U.S. Federal Funds + 0.10%), 0.15%, 6/1/20 (3)	125,000	124,992

(Floating, U.S. Federal Funds + 0.10%), 0.15%, 6/1/20 (3)	100,000	99,998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 41.2% (1) – continued

Federal Farm Credit Bank – 10.0% – continued

(Floating, U.S. Federal Funds + 0.10%), 0.15%, 6/1/20 (3)	$45,000	$44,954

(Floating, U.S. SOFR + 0.11%), 0.17%, 6/1/20 (3)	440,000	439,951

(Floating, U.S. SOFR + 0.12%), 0.18%, 6/1/20 (3)	70,000	70,000

(Floating, U.S. Federal Funds + 0.13%), 0.18%, 6/1/20 (3)	100,000	100,000

(Floating, U.S. Federal Funds + 0.14%), 0.19%, 6/1/20 (3)	133,000	133,030

(Floating, U.S. Federal Funds + 0.15%), 0.20%, 6/1/20 (3)	30,000	30,000

(Floating, U.S. SOFR + 0.14%), 0.20%, 6/1/20 (3)	50,000	50,000

(Floating, U.S. SOFR + 0.18%), 0.22%, 6/1/20 (3)	200,000	199,980

(Floating, U.S. SOFR + 0.16%), 0.22%, 6/1/20 (3)	205,000	205,000

(Floating, U.S. SOFR + 0.18%), 0.24%, 6/1/20 (3)	28,000	28,000

(Floating, U.S. SOFR + 0.19%), 0.25%, 6/1/20 (3)	62,000	62,000

(Floating, U.S. Federal Funds + 0.22%), 0.27%, 6/1/20 (3)	46,200	46,187

(Floating, U.S. Federal Funds + 0.22%), 0.27%, 6/1/20 (3)	85,000	85,000

(Floating, U.S. SOFR + 0.32%), 0.38%, 6/1/20 (3)	140,000	140,000

(Floating, U.S. SOFR + 0.35%), 0.41%, 6/1/20 (3)	445,000	445,000

(Floating, U.S. SOFR + 0.38%), 0.44%, 6/1/20 (3)	200,000	200,000

(Floating, U.S. Federal Funds + 0.40%), 0.45%, 6/1/20 (3)	40,000	40,000

(Floating, ICE LIBOR USD 1M + 0.08%), 0.48%, 6/1/20 (3)	87,000	86,999

(Floating, ICE LIBOR USD 1M + 0.07%), 0.40%, 6/2/20 (3)	100,000	100,000

(Floating, ICE LIBOR USD 1M + 0.09%), 0.42%, 6/4/20 (3)	90,000	90,000
		4,484,332

Federal Home Loan Bank – 31.2%

FHLB Bonds, 1.59%, 6/17/20	330,000	329,996
1.59%, 6/23/20	95,000	94,998
1.63%, 7/6/20	170,000	170,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 41.2% (1) – continued

Federal Home Loan Bank – 31.2% – continued

(Floating, U.S. SOFR + 0.19%), 0.25%, 8/26/20 (3)	$150,000	$150,000
0.12%, 8/28/20	375,000	374,989
0.62%, 9/8/20	1,280,000	1,280,058
0.50%, 9/10/20	250,000	250,027
0.14%, 9/16/20	200,000	199,995
0.15%, 9/22/20	385,000	384,993
1.63%, 10/21/20	88,465	88,485
0.16%, 11/20/20	225,000	224,994
1.38%, 2/18/21	63,840	63,937

FHLB Discount Notes, 1.61%, 6/2/20 (2)	170,000	169,992
1.51%, 6/25/20 (2)	360,000	359,639
0.11%, 7/1/20 (2)	150,000	149,866
1.51%, 7/1/20 (2)	340,000	339,696
0.09%, 7/13/20 (2)	460,000	459,905
0.28%, 7/13/20 (2)	385,000	384,921
0.21%, 7/14/20 (2)	115,000	114,970
0.20%, 7/15/20 (2)	195,000	194,952
1.39%, 7/16/20 (2)	259,000	258,553
0.09%, 7/17/20 (2)	135,000	134,973
0.20%, 7/17/20 (2)	200,000	199,960
0.15%, 7/22/20 (2)	205,000	204,958
0.15%, 7/24/20 (2)	340,000	339,927
0.11%, 7/29/20 (2)	100,000	99,982
0.10%, 8/24/20 (2)	480,000	479,888
0.15%, 8/28/20 (2)	700,000	699,747
0.43%, 9/11/20 (2)	300,000	299,626
0.15%, 10/1/20 (2)	90,000	89,954
0.58%, 12/7/20 (2)	300,000	299,086
0.35%, 12/29/20 (2)	242,881	242,383
0.19%, 1/11/21 (2)	190,000	189,775
0.45%, 3/8/21 (2)	97,000	96,661
0.21%, 4/22/21 (2)	195,000	194,630

FHLB Notes, (Floating, U.S. SOFR + 0.02%), 0.08%, 6/1/20 (3)	110,000	110,000

(Floating, U.S. SOFR + 0.03%), 0.09%, 6/1/20 (3)	170,000	170,000

(Floating, U.S. SOFR + 0.03%), 0.09%, 6/1/20 (3)	160,000	160,000

(Floating, U.S. SOFR + 0.03%), 0.09%, 6/1/20 (3)	68,000	68,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 41.2% (1) – continued

Federal Home Loan Bank – 31.2% – continued

(Floating, U.S. SOFR + 0.03%), 0.09%, 6/1/20 (3)	$110,000	$110,000

(Floating, U.S. SOFR + 0.06%), 0.12%, 6/1/20 (3)	90,000	90,000

(Floating, U.S. SOFR + 0.07%), 0.13%, 6/1/20 (3)	65,000	65,000

(Floating, U.S. SOFR + 0.08%), 0.14%, 6/1/20 (3)	390,000	390,000

(Floating, U.S. SOFR + 0.10%), 0.16%, 6/1/20 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.12%), 0.18%, 6/1/20 (3)	80,000	80,000

(Floating, U.S. SOFR + 0.14%), 0.20%, 6/1/20 (3)	200,000	200,000

(Floating, U.S. SOFR + 0.15%), 0.21%, 6/1/20 (3)	160,000	160,000

(Floating, U.S. SOFR + 0.16%), 0.22%, 6/1/20 (3)	215,000	215,000

(Floating, U.S. SOFR + 0.16%), 0.22%, 6/1/20 (3)	160,000	160,000

(Floating, U.S. SOFR + 0.17%), 0.23%, 6/1/20 (3)	320,000	320,000

(Floating, U.S. SOFR + 0.23%), 0.29%, 6/1/20 (3)	100,000	100,000

(Floating, U.S. SOFR + 0.27%), 0.33%, 6/1/20 (3)	50,000	50,000

(Floating, ICE LIBOR USD 3M - 0.21%), 1.01%, 6/25/20 (4)	185,000	185,000

(Floating, ICE LIBOR USD 3M - 0.17%), 1.20%, 7/6/20 (3)	50,000	50,000

(Floating, ICE LIBOR USD 3M - 0.17%), 1.18%, 7/8/20 (3)	175,000	175,000

(Floating, ICE LIBOR USD 3M - 0.17%), 1.15%, 7/9/20 (3)	175,000	175,000

(Floating, ICE LIBOR USD 3M - 0.19%), 0.81%, 7/27/20 (3)	570,000	570,000

(Floating, ICE LIBOR USD 3M - 0.18%), 0.71%, 7/28/20 (3)	400,000	400,000

(Floating, ICE LIBOR USD 3M - 0.14%), 0.42%, 8/3/20 (3)	225,000	225,000
		13,904,516
Total U.S. Government Agencies
(Cost $18,388,848)		18,388,848

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 22.5%

U.S. Treasury Bills – 14.3%
0.12%, 6/16/20 (2)	$420,000	$419,978
0.14%, 6/16/20 (2)	275,000	274,986
0.12%, 7/9/20 (2)	175,000	174,977
0.13%, 7/30/20 (2)	350,000	349,925
0.18%, 8/6/20 (2)	350,000	349,885
1.82%, 8/13/20 (2)	65,000	64,763
0.12%, 8/25/20 (2)	200,000	199,938
0.14%, 8/25/20 (2)	180,000	179,945
0.13%, 9/1/20 (2)	172,800	172,737
0.14%, 9/1/20 (2)	290,000	289,894
0.13%, 9/3/20 (2)	425,400	425,256
0.13%, 9/8/20 (2)	345,000	344,867
0.14%, 9/10/20 (2)	105,000	104,958
0.15%, 9/10/20 (2)	175,000	174,930
0.16%, 9/15/20 (2)	568,200	567,927
0.16%, 9/24/20 (2)	225,000	224,882
0.17%, 9/24/20 (2)	315,000	314,835
0.10%, 10/1/20 (2)	140,000	139,953
0.13%, 10/6/20 (2)	100,000	99,952
0.14%, 10/13/20 (2)	55,000	54,970
0.15%, 10/13/20 (2)	165,000	164,909
0.22%, 10/15/20 (2)	90,000	89,925
0.15%, 10/20/20 (2)	320,000	319,807
0.17%, 11/3/20 (2)	210,000	209,847
0.17%, 1/28/21 (2)	325,000	324,641
0.18%, 2/25/21 (2)	225,000	224,697
0.26%, 3/25/21 (2)	135,000	134,710
		6,398,094

U.S. Treasury Bonds – 0.4%
1.63%, 6/30/20	86,305	86,271
2.63%, 8/15/20	90,000	90,152
1.38%, 9/30/20	30,000	29,948
		206,371

U.S. Treasury Floating Rate Notes – 2.1%

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.17%, 6/1/20 (3)	150,000	149,998

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.25%, 6/1/20 (3)	109,000	108,927

(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.28%, 6/1/20 (3)	180,000	179,928

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 22.5% – continued

U.S. Treasury Floating Rate Notes – 2.1% – continued

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.35%, 6/1/20 (3)	$415,000	$414,917

(Floating, U.S. Treasury 3M Bill MMY + 0.30%), 0.43%, 6/1/20 (3)	67,000	67,154
		920,924

U.S. Treasury Notes – 5.7%
2.50%, 6/30/20	30,000	30,017
1.63%, 7/31/20	140,000	139,963
2.63%, 7/31/20	240,000	240,329
1.38%, 8/31/20	100,000	99,892
2.75%, 9/30/20	65,000	65,180
1.63%, 10/15/20	60,000	59,998
1.38%, 10/31/20	44,950	44,898
2.88%, 10/31/20	385,000	386,934
2.63%, 11/15/20	55,000	55,242
2.00%, 11/30/20	100,000	100,157
2.75%, 11/30/20	335,000	336,796
1.88%, 12/15/20	50,000	50,067
1.38%, 1/31/21	115,000	114,997
2.25%, 2/15/21	55,000	55,791
3.63%, 2/15/21	255,000	259,419
1.13%, 2/28/21	305,000	306,683
2.00%, 2/28/21	65,000	65,303
2.38%, 3/15/21	115,000	116,711
		2,528,377
Total U.S. Government Obligations
(Cost $10,053,766)		10,053,766

Investments, at Amortized
(Cost $28,442,614)		28,442,614
REPURCHASE AGREEMENTS – 35.8% (5)

Repurchase Agreements – 35.8%

Bank of America N.A., dated 5/29/20, repurchase price $435,003 0.07%, 6/1/20	435,000	435,000

Bank of Nova Scotia, dated 5/29/20, repurchase price $500,002 0.05%, 6/1/20	500,000	500,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 35.8% (5) – continued

Repurchase Agreements – 35.8% – continued

Barclays Bank PLC, dated 5/29/20, repurchase price $500,023 0.06%, 6/5/20	$500,000	$500,000

Barclays Bank PLC, dated 5/29/20, repurchase price $650,004 0.08%, 6/5/20	650,000	650,000

BNP Paribas S.A., dated 5/29/20, repurchase price $785,003 0.05%, 6/1/20	785,000	785,000

BofA Securities, Inc., dated 5/29/20, repurchase price $600,004 0.07%, 6/1/20	600,000	600,000

Canadian Imperial Bank of Commerce, dated 5/29/20, repurchase price $650,003 0.05%, 6/1/20	650,000	650,000

Canadian Imperial Bank of Commerce, dated 5/29/20, repurchase price $200,001 0.07%, 6/1/20	200,000	200,000

Canadian Imperial Bank of Commerce, dated 5/29/20, repurchase price $300,010 0.09%, 6/5/20	300,000	300,000

Citigroup Global Markets, Inc., dated 5/29/20, repurchase price $270,301 0.05%, 6/1/20	270,300	270,300

Citigroup Global Markets, Inc., dated 5/29/20, repurchase price $1,075,004 0.05%, 6/1/20	1,075,000	1,075,000

Citigroup Global Markets, Inc., dated 5/29/20, repurchase price $70,740 0.07%, 6/1/20	70,740	70,740

Fixed Income Clearing Corp., dated 5/29/20, repurchase price $1,150,005 0.05%, 6/1/20	1,150,000	1,150,000

HSBC Securities (USA), Inc., dated 5/29/20, repurchase price $295,001 0.05%, 6/1/20	295,000	295,000

HSBC Securities (USA), Inc., dated 5/28/20, repurchase price $1,000,016 0.08%, 6/4/20	1,000,000	1,000,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 35.8% (5) – continued

Repurchase Agreements – 35.8% – continued

JPMorgan Securities LLC, dated 5/29/20, repurchase price $930,004 0.05%, 6/1/20	$930,000	$930,000

JPMorgan Securities LLC, dated 5/29/20, repurchase price $965,006 0.07%, 6/1/20	965,000	965,000

JPMorgan Securities LLC, dated 5/29/20, repurchase price $1,500,080 0.08%, 6/5/20	1,500,000	1,500,000

Royal Bank of Canada, New York Branch, dated 5/29/20, repurchase price $2,815,016 0.07%, 6/1/20	2,815,000	2,815,000

Societe Generale S.A., dated 5/29/20, repurchase price $750,003 0.05%, 6/1/20	750,000	750,000

Societe Generale S.A., dated 5/28/20, repurchase price $500,006 0.06%, 6/4/20	500,000	500,000
		15,941,040
Total Repurchase Agreements
(Cost $15,941,040)		15,941,040

Total Investments – 99.5%
(Cost $44,383,654)		44,383,654

Other Assets less Liabilities – 0.5%		203,445
NET ASSETS – 100.0%		$44,587,099

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of May 31, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of May 31, 2020 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$549,002	0.00% – 5.50%	8/28/20 – 3/9/40
FHLMC	$1,205,454	0.00% – 6.50%	12/1/22 – 5/1/50

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$1,523,524	0.00% – 7.13%	8/1/21 – 2/1/57
GNMA	$2,313,622	2.00% – 7.50%	2/15/26 – 3/20/69
TVA	$53,717	0.00% – 4.63%	12/15/31 – 9/15/60
U.S. Treasury Bills	$60,484	0.00%	6/23/20 – 4/22/21
U.S. Treasury Bonds	$4,951,401	0.00% – 7.50%	11/15/21 – 8/15/49
U.S. Treasury Notes	$5,650,113	0.13% – 3.13%	7/15/20 – 2/15/30

Total	$16,307,317

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

USD – United States Dollar

Percentages shown are based on Net Assets.

At May 31, 2020, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	44.6%
2 - 15 DAYS	7.6
16 - 30 DAYS	3.9
31 - 60 DAYS	10.8
61 - 97 DAYS	10.6
98 - 180 DAYS	15.2
181 - 270 DAYS	4.7%
271 - 366 DAYS	2.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2020:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio(1)	$–	$44,383,654	$–	$44,383,654

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4%

Alaska – 0.2%

Valdez Marine Terminal Revenue Refundng Bonds, Series A, Exxon Pipeline Co. Project, 0.06%, 6/1/20 (1)(2)	$300	$300

Valdez Marine Terminal Revenue Refundng Bonds, Series B, Exxon Pipeline Co. Project, 0.06%, 6/1/20 (1)(2)	250	250
		550

Arizona – 1.1%

Arizona IDA Hospital Variable Revenue Refunding Bonds, Phoenix Childrens (Branch Banking & Trust LOC), 0.06%, 6/1/20 (1)(2)	2,745	2,745

Arkansas – 0.4%

Little Rock Metrocentre Improvement District No.1 Adjustable Revenue Bonds, Little Rock Newspapers Inc. (JPMorgan Chase Bank N.A. LOC), 0.08%, 6/1/20 (1)(2)	1,050	1,050

California – 2.5%

California State Statewide Communities Development Authority MFH Variable Revenue Bonds, Series WW (AMT), David Avenue Apartments, 0.17%, 6/8/20 (1)(2)	5,300	5,300

Los Angeles Municipal Improvement Bonds, 0.33%, 7/28/20	1,250	1,250
		6,550

Colorado – 2.6%

Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Bethany Lutheran School Project (U.S. Bank N.A. LOC), 0.14%, 6/8/20 (1)(2)	1,500	1,500

Colorado State Educational Loan Program TRANS, Series A, 3.00%, 6/29/20	4,000	4,009

Colorado State General Fund TRANS, 5.00%, 6/26/20	1,200	1,204
		6,713

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

District of Columbia – 0.7%

District of Columbia Water & Sewer Authority Public Utility Variable Revenue Bonds, Subseries B-2, Subordinate Lien, 0.14%, 6/8/20 (1)(2)	$1,685	$1,685

Metropolitan Washington DC Airports Authority Airport System Variable Revenue Bonds, Subseries D-2 (TD Bank N.A. LOC), 0.05%, 6/1/20 (1)(2)	50	50
		1,735

Florida – 5.9%

Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Series K-1, Autumn Place Apartments (Suntrust Bank LOC), 0.18%, 6/8/20 (1)(2)	5,770	5,770

Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Series L, Hudson Ridge Apartments (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/20 (1)(2)	1,150	1,150

Florida State Housing Finance Corp. MFH Revenue Refunding Mortgage Bonds, Cypress Lake Apartment M-1, 0.16%, 6/8/20 (1)(2)	3,800	3,800

Highlands County Health Facilities Authority Variable Revenue Refunding Bonds, Hospital-Adventist Health System, 0.14%, 6/8/20 (1)(2)	600	600

Orange County HFA Variable Revenue Bonds, Series B (AMT), Marbella Cove (Washington Mutual Bank LOC), 0.20%, 6/8/20 (1)(2)	4,185	4,185
		15,505

Georgia – 0.4%

Gordon County Development Authority Adjustable Revenue Bonds (AMT), Pine Hall Brick Co., Inc. Project (Branch Banking & Trust LOC), 0.25%, 6/8/20 (1)(2)	1,090	1,090

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

Idaho – 0.8%

Idaho State G.O. Unlimited TANS, 3.00%, 6/30/20	$2,000	$2,004

Illinois – 12.9%

Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank N.A. LOC), 0.12%, 6/8/20 (1)(2)	50	50

Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, 0.15%, 6/8/20 (1)(2)	2,000	2,000

Illinois State Finance Authority MFH Variable Revenue Bonds, Series A (AMT), Autumn Ridge Apartments, 0.22%, 6/8/20 (1)(2)	3,935	3,935

Illinois State Finance Authority Solid Waste Variable Revenue Bonds (AMT), Disposal Facility Kuusakoski (Nordea Bank AB LOC), 0.25%, 6/8/20 (1)(2)	5,325	5,325

Illinois State Finance Authority Variable Revenue Bonds, Series A, Community Action Partnership (BMO Harris Bank N.A. LOC), 0.25%, 6/8/20 (1)(2)	2,845	2,845

Illinois State Finance Authority Variable Revenue Bonds, Series A, University Chicago Medical Center (Bank of America N.A. LOC), 0.07%, 6/1/20 (1)(2)	1,250	1,250

Illinois State Finance Authority Variable Revenue Bonds, Series B, University Chicago Medical Center (Wells Fargo Bank N.A. LOC), 0.08%, 6/1/20 (1)(2)	800	800

Illinois State Finance Authority Variable Revenue Bonds, Series E-2, University Chicago Medical Center (Wells Fargo Bank N.A. LOC), 0.07%, 6/1/20 (1)(2)	1,825	1,825

Illinois State Finance Authority Variable Revenue Bonds, WBEZ Alliance Inc. Project (Harris Bank N.A. LOC), 0.14%, 6/8/20 (1)(2)	5,550	5,550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

Illinois – 12.9% – continued

Illinois State Finance Authority Variable Revenue Refunding Bonds, Northwestern Memorial Hospital, 0.06%, 6/1/20 (1)(2)	$6,470	$6,470

Southwestern Development Authority Variable Revenue Bonds, Arizona, Inc. Project (FHLB LOC), 0.23%, 6/8/20 (1)(2)	600	600

Will County Exempt Facilities Variable Revenue Refunding Bonds (AMT), ExxonMobil Project, 0.10%, 6/1/20 (1)(2)	3,050	3,050
		33,700

Indiana – 0.4%

Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds, Series A-4, Duke Energy Industrial Project (Sumitomo Mitsui Banking LOC), 0.16%, 6/1/20 (1)(2)	1,000	1,000

Iowa – 2.8%

Iowa State Finance Authority Community Variable Revenue Bonds, Series B, Wesley Retirement Services (Bank of America N.A. LOC), 0.14%, 6/8/20 (1)(2)	1,000	1,000

Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 0.14%, 6/8/20 (1)(2)	1,850	1,850

Iowa State Higher Educational Loan Authority Variable Revenue Bonds, PR College Facilities Loras College Project (Bank of America N.A. LOC), 0.07%, 6/1/20 (1)(2)	1,100	1,100

Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America N.A. LOC), 0.07%, 6/1/20 (1)(2)	3,405	3,405
		7,355

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

Kansas – 1.5%

Mission MFH Variable Revenue Refunding Bonds (AMT), The Falls Apartments Project (U.S. Bank N.A. LOC), 0.22%, 6/8/20(1)(2)	$1,000	$1,000

University of Kansas Hospital Authority Health Facilities Variable Revenue Bonds, KU Health System (U.S. Bank N.A. LOC), 0.06%, 6/1/20 (1)(2)	2,800	2,800
		3,800

Maryland – 3.0%

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Odenton Christian School (PNC Bank N.A. LOC), 0.14%, 6/8/20 (1)(2)	3,300	3,300

Montgomery County Bonds, 0.25%, 7/8/20	4,500	4,500
		7,800

Massachusetts – 0.2%

Massachusetts State Variable G.O. Limited Bonds, Series B, Central Artery, 0.04%, 6/1/20 (1)(2)	500	500

Michigan – 2.2%

Michigan State Finance Authority Revenue Bonds, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC), 0.16%, 6/8/20 (1)(2)	1,850	1,850

Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding), 4.00%, 8/20/20	1,000	1,008

University of Michigan Variable General Revenue Bonds, Series A, 0.04%, 6/1/20 (1)(2)	845	845

University of Michigan Variable General Revenue Bonds, Series D-1, 0.04%, 6/1/20 (1)(2)	2,120	2,120
		5,823

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

Minnesota – 4.0%

Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Variable Revenue Bonds, Series C-2, Allina Health (Wells Fargo Bank N.A. LOC), 0.12%, 6/8/20 (1)(2)	$290	$290

Minneapolis Student Residence Variable Revenue Bonds, Riverton Community Housing Project (Bridgewater Bank LOC), 0.23%, 6/8/20 (1)(2)	5,240	5,240

New Brighton MFH Variable Revenue Bonds (AMT), Golden Pond Housing Project (FNMA LOC), 0.25%, 6/8/20 (1)(2)	1,920	1,920

Saint Paul Port Authority MFH Variable Revenue Refunding Bonds, Bigos Sibley Project, 0.26%, 6/8/20 (1)(2)	3,000	3,000
		10,450

Mississippi – 3.2%

Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue Bonds, Series G, Chevron U.S.A., Inc., 0.06%, 6/1/20 (1)(2)	350	350

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series B, Chevron U.S.A., Inc. Project, 0.06%, 6/1/20 (1)(2)	8,000	8,000
		8,350

Missouri – 5.0%

Bridgeton IDA Variable Revenue Bonds, Stolze Printing Project (Carrollton Bank LOC), 0.22%, 6/8/20 (1)(2)	1,800	1,800

Missouri State Development Finance Board Variable Revenue Bonds, Kopytek Printing (Carrollton Bank LOC), 0.22%, 6/8/20 (1)(2)	905	905

Saint Louis Missouri City IDA Variable Revenue Bonds, Mid-America Transplant Services (BMO Harris Bank N.A. LOC), 0.08%, 6/1/20 (1)(2)	4,565	4,565

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

Missouri – 5.0% – continued

Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project Plant Expansion (Guaranty Bank LOC), 0.22%, 6/8/20 (1)(2)	$4,265	$4,265

Springfield IDA Variable Revenue Bonds, ABEC, Inc. Project (Guaranty Bank LOC), 0.25%, 6/8/20 (1)(2)	1,610	1,610
		13,145

Nebraska – 1.9%

Custer County Midwestern Disaster Variable Revenue Bonds, Andersons Inc. Project (U.S. Bank N.A. LOC), 0.25%, 6/8/20 (1)(2)	5,000	5,000

New Hampshire – 2.2%

New Hampshire State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Kendal at Hanover (TD Bank N.A. LOC), 0.14%, 6/8/20 (1)(2)	5,830	5,830

New Jersey – 0.3%

Union County Pollution Control Financing Authority Adjustable Revenue Refunding Bonds, Exxon Project, 0.01%, 6/1/20 (1)(2)	885	885

New York – 6.2%

New York Adjustable G.O. Unlimited Bonds Fiscal 2015, 0.07%, 6/1/20 (1)(2)	1,300	1,300

New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-4 (TD Bank LOC), 0.06%, 6/1/20 (1)(2)	800	800

New York Adjustable G.O. Unlimited Bonds, Subseries D-4 (TD Bank LOC), 0.06%, 6/1/20 (1)(2)	1,000	1,000

New York Adjustable G.O. Unlimited Bonds, Subseries J-5, Fiscal 2008, 0.07%, 6/1/20 (1)(2)	625	625

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

New York – 6.2% – continued

New York City Housing Development Corp. Variable Revenue Bonds, Series A (AMT), Mortgage 2007 Lafontaine Ave. (Citibank N.A. LOC), 0.18%, 6/8/20 (1)(2)	$3,100	$3,100

New York City Industrial Development Agency Special Facilities Variable Revenue Bonds, Series B, New York Stock Exchange Project (Bank of America N.A. LOC), 0.07%, 6/1/20 (1)(2)	525	525

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Bonds, Second General Resolution, Series AA-1, 0.13%, 6/1/20 (1)(2)	3,360	3,360

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Bonds, Second General Resolution, Series BB, 0.08%, 6/1/20 (1)(2)	1,800	1,800

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, Subseries A-6, 0.07%, 6/1/20 (1)(2)	2,000	2,000

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 0.07%, 6/1/20 (1)(2)	740	740

Saint Lawrence County Industrial Development Agency Variable Revenue Bonds, United Helpers Independent Living Corp. (NBT Bank N.A. LOC), 0.19%, 6/8/20 (1)(2)	1,015	1,015
		16,265

North Carolina – 1.1%

Yancey County Industrial Facilities & Pollution Control Financing Authority Industrial Development Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Branch Banking & Trust LOC), 0.20%, 6/8/20 (1)(2)	3,000	3,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

Ohio – 1.9%

RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series G-27 (Royal Bank of Canada LOC), (Floating, SIFMA Municipal Swap Index Yield + 0.20%), 0.34%, 6/4/20 (3)(4)(5)	$5,000	$5,000

Oregon – 0.3%

Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA LOC), 0.21%, 6/8/20 (1)(2)	900	900

Pennsylvania – 4.2%

Lancaster County Hospital Authority Senior Living Facilities Variable Revenue Bonds, Quarryville Presbyterian (Manufacturers & Traders LOC), 0.18%, 6/8/20 (1)(2)	7,540	7,540

Lancaster County Hospital Authority Variable Revenue Bonds, Series D, Masonic Homes Project (JPMorgan Chase Bank N.A. LOC), 0.11%, 6/1/20 (1)(2)	3,490	3,490
		11,030

Rhode Island – 0.5%

Rhode Island State Health & Educational Building Corp. Higher Educational Facilities Variable Revenue Refunding Bonds, Bryant University (TD Bank N.A. LOC), 0.17%, 6/8/20 (1)(2)	1,300	1,300

South Carolina – 1.9%

Greenville County School District G.O. Limited Notes, Series C (SCSDE Insured), 4.00%, 6/1/20	2,900	2,900

South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Prisma Health Obligation Group (U.S. Bank N.A. LOC), 0.06%, 6/1/20 (1)(2)	2,000	2,000
		4,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

South Dakota – 0.3%

South Dakota State Housing Development Authority MFH Variable Revenue Refunding Bonds (FNMA LOC), 0.23%, 6/8/20 (1)(2)	$800	$800

Tennessee – 2.6%

Blount County Public Building Authority Variable Revenue Bonds, Series C-3-A, Local Government Public Improvement (County Gtd.), 0.17%, 6/8/20 (1)(2)	3,100	3,100

Knox County Health & Educational Facilities Board Variable Revenue Bonds, Johnson Bible College Project (Home Federal Bank LOC), 0.22%, 6/8/20 (1)(2)	3,700	3,700
		6,800

Texas – 14.0%

Austin Texas Bonds, 1.18%, 6/2/20	2,500	2,500

Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA LOC), 0.19%, 6/8/20 (1)(2)	500	500

Bexar County Housing Finance Corp. Variable Revenue Bonds, Series A, Summit Hills Apartments Project, 0.23%, 6/8/20 (1)(2)	3,500	3,500

Bexar County Housing Finance Corp. Variable Revenue Refunding Bonds, Palisades Park Apartments Project, 0.22%, 6/8/20 (1)(2)	3,160	3,160

Bowie County Industrial Development Corp. Adjustable Revenue Bonds, Texarkana Newspapers Inc. (JPMorgan Chase Bank N.A. LOC), 0.08%, 6/1/20 (1)(2)	1,400	1,400

Denton Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.15%, 6/8/20 (1)	3,000	3,000

Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/20 (1)(2)	4,470	4,470

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

Texas – 14.0% – continued

Harris County Industrial Development Corp. Revenue Bonds, ExxonMobil Corp. Project, 0.07%, 6/1/20 (1)(2)	$2,700	$2,700

Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.), 0.28%, 6/8/20 (1)(2)	1,495	1,495

San Antonio Bonds, 0.89%, 9/8/20	2,000	2,001

Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Bonds, Methodist Hospitals of Dallas (TD Bank N.A. LOC), 0.06%, 6/1/20 (1)(2)	1,200	1,200

Texas State Department of Housing & Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments, 0.22%, 6/8/20 (1)(2)	3,250	3,250

Texas State Variable G.O. Unlimited Bonds, Veterans Housing Fund (AMT), 0.24%, 6/8/20 (1)(2)	6,100	6,100

University of Texas System Bonds, 0.45%, 2/18/21	1,300	1,299
		36,575

Utah – 3.1%

Utah State Corp. MFH Variable Revenue Bonds, Series A, Florentine Villas (FHLMC LOC), 0.20%, 6/8/20 (1)(2)	8,080	8,080

Virginia – 0.4%

Roanoke EDA Hospital Variable Revenue Bonds, Carilion Clinic Obligated (Wells Fargo Bank N.A. LOC), 0.12%, 6/8/20 (1)(2)	1,000	1,000

West Virginia – 4.7%

West Virginia State Hospital Finance Authority Variable Revenue Bonds, Series A, Charleston Area Medical Center (Branch Banking & Trust LOC), 0.17%, 6/8/20 (1)(2)	550	550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.4% – continued

West Virginia – 4.7% – continued

West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking & Trust LOC), 0.17%, 6/8/20 (1)(2)	$5,370	$5,370

Wood County Commission Solid Waste Disposal Variable Revenue Bonds, Series A (AMT), Waste Management West Virginia (Bank of America N.A. LOC), 0.18%, 6/8/20 (1)(2)	6,480	6,480
		12,400
Total Municipal Investments
(Cost $249,622)		249,630

Total Investments – 95.4%
(Cost $249,622)		249,630

Other Assets less Liabilities – 4.6%		12,019
NET ASSETS – 100.0%		$261,649

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of May 31, 2020 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(4)

Restricted security that has been deemed illiquid. At May 31, 2020, the value of this restricted illiquid security amounted to approximately $5,000,000 or 1.9% of net assets. Additional information on the restricted illiquid security is as follows:

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	MAY 31, 2020 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series G-27 (Royal Bank of Canada LOC), (Floating, SIFMA Municipal Swap Index Yield + 0.20%) 0.34%, 6/4/20	6/3/19	$5,000

(5)

Variable rate security. Rate as of May 31, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT – Alternative Minimum Tax

EDA – Economic Development Authority

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

HFA – Housing Finance Authority

IDA – Industrial Development Authority

LOC – Letter of Credit

MFH – Multi-Family Housing

PSF – Permanent School Fund

SCSDE – South Carolina State Department of Education

SIFMA – Securities Industry and Financial Markets Association

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

Percentages shown are based on Net Assets.

At May 31, 2020, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	21.4%
Hospital	20.1
IDB & PCR	9.9
University	8.6
School	8.6
State	5.9
Industrial	5.3
All other sectors less than 5%	20.2

Total	100.0%

At May 31, 2020, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	29.7%
2 - 15 DAYS	63.4
16 – 30 DAYS	0.5
31 – 60 DAYS	4.7
61 – 97 DAYS	0.4
98 – 180 DAYS	0.8
181 – 270 DAYS	0.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of May 31, 2020:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Investments(1)	$–	$249,630	$–	$249,630

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 14.4%

Banking – 14.4%

Cooperatieve Rabobank U.A., New York Branch, 0.06%, 6/1/20 (1)	$60,000	$59,999

DZ Bank A.G. Deutsche Zentral-Genossenschafts bank, New York, 0.05%, 6/1/20 (1)(2)	60,000	60,000

Toronto Dominion Bank, 0.05%, 6/1/20 (1)	60,000	60,005
		180,004
Total Commercial Paper
(Cost $180,000)		180,004
EURODOLLAR TIME DEPOSITS – 60.9%

Non-U.S. Depository Institutions – 60.9%

ABN AMRO Bank N.V., Amsterdam Branch, 0.06%, 6/1/20	60,000	60,000

Australia and New Zealand Banking Group, 0.06%, 6/1/20	60,000	60,000

Bank of Nova Scotia, Toronto Branch, 0.05%, 6/1/20	60,000	60,000

Barclays Bank PLC, London Branch, 0.09%, 6/1/20	36,010	36,010

BNP Paribas S.A., Paris Branch, 0.05%, 6/1/20	60,000	60,000

Credit Agricole CIB, New York, 0.06%, 6/1/20	60,000	60,000

Credit Industrial et Commercial, Paris Branch, 0.06%, 6/1/20	24,970	24,970

DNB Bank ASA, New York Branch, 0.04%, 6/1/20	27,000	27,000

KBC Bank N.V., New York Branch, 0.06%, 6/1/20	60,000	60,000

Mizuho Bank Ltd., New York Branch, 0.06%, 6/1/20	37,310	37,310

National Australia Bank Ltd., London Branch, 0.07%, 6/1/20	7,040	7,040

Natixis S.A., New York Branch, 0.05%, 6/1/20	60,000	60,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 60.9% – continued

Non-U.S. Depository Institutions – 60.9% – continued

Nordea Bank AB, New York Branch, 0.04%, 6/1/20	$60,000	$60,000

Societe Generale, Cayman Branch, 0.06%, 6/1/20	60,000	60,000

Svenska Handelsbanken AB, New York Branch, 0.05%, 6/1/20	60,000	60,000

Zuercher Kantonalbank, Zurich Branch, 0.08%, 6/1/20	29,545	29,545
		761,875
Total Eurodollar Time Deposits
(Cost $761,875)		761,875

Investments, at Value
(Cost $941,875)		941,879
REPURCHASE AGREEMENTS – 24.7% (3)

Repurchase Agreements – 24.7%

Barclays Bank PLC, dated 5/29/20, repurchase price $250,001 0.05%, 6/1/20	250,000	250,000

Citigroup Global Markets, Inc., dated 5/29/20, repurchase price $29,000 0.07%, 6/1/20	29,000	29,000

Fixed Income Clearing Corp., dated 5/29/20, repurchase price $30,000 0.05%, 6/1/20	30,000	30,000
		309,000
Total Repurchase Agreements
(Cost $309,000)		309,000

Total Investments – 100.0%
(Cost $1,250,875)		1,250,879

Liabilities less Other Assets – (0.0%)		(532)
NET ASSETS – 100.0%		$1,250,347

(1)	Discount rate at the time of purchase.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	MAY 31, 2020 (UNAUDITED)

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$255,000	2.25%	8/15/46
FHLMC	$4,176	2.50% – 6.00%	3/1/35 – 4/1/35
FNMA	$25,694	2.50% – 6.00%	3/1/35 – 4/1/35
U.S. Treasury Notes	$30,600	2.50%	8/15/23

Total	$315,470

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CIB – Corporate and Investment Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At May 31, 2020, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	100.0%

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which approximates fair value, by the above fair value hierarchy as of May 31, 2020:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Commercial Paper(1)	$–	$180,004	$–	$180,004
Eurodollar Time Deposits(1)	–	761,875	–	761,875
Repurchase Agreements(1)	–	309,000	–	309,000
Total Investments	$–	$1,250,879	$–	$1,250,879

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2020 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of May 31, 2020, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the Trust’s portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following five money market portfolios: Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio and Prime Obligations Portfolio are authorized to issue a fourth class of shares: Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2020, each of the Portfolios had Shares outstanding; the U.S. Government Portfolio and U.S. Government Select Portfolio had Service Shares outstanding; the Treasury Portfolio had Premier Shares outstanding; and the U.S. Government Select Portfolio had Williams Capital Shares outstanding. Premier Shares are currently only offered for the Treasury Portfolio.

Each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. The Municipal Portfolio and Prime Obligations Portfolio each operate as an “institutional money market fund” under Rule 2a-7 of the 1940 Act and transacts in its shares at a floating net asset value (“NAV”), rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio are currently valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Municipal Portfolio’s and Prime Obligations Portfolio’s investments are valued at fair value. Fixed income securities are valued on the basis of evaluated prices provided by the Portfolios’ independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolios, are valued at their amortized cost, which, according to NTI, approximates fair value.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Municipal Portfolio and Prime Obligations Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of May 31, 2020.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements, as reflected in their accompanying Schedules of Investments, as of May 31, 2020.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2020, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of America	$50,000	$(50,000)	$–
	Bank of Montreal	235,000	(235,000)	–
	Bank of Nova Scotia	500,000	(500,000)	–
	Barclays	2,480,000	(2,480,000)	–
	BNP Paribas	860,000	(860,000)	–
	Canadian Imperial Bank	350,000	(350,000)	–
	Citigroup	13,927	(13,927)	–
	Deutsche Bank	1,225,000	(1,225,000)	–
	Fixed Income Clearing Corp.	3,350,000	(3,350,000)	–
	HSBC Securities	1,505,000	(1,505,000)	–
	ING Financial Markets	200,000	(200,000)	–
	JPMorgan	6,780,000	(6,780,000)	–
	NatWest Markets	1,865,000	(1,865,000)	–
	Nomura Securities	1,750,000	(1,750,000)	–
	RBC Dominion Securities	4,000,000	(4,000,000)	–

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2020 (UNAUDITED)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	Royal Bank of Canada	$100,000	$(100,000)	$–
	Societe Generale	4,085,000	(4,085,000)	–
	TD Securities	700,000	(700,000)	–
	Total	$30,048,927	$(30,048,927)	$–
U.S. Government	Bank of America	$338,559	$(338,559)	$–
	Bank of Nova Scotia	595,000	(595,000)	–
	Barclays	500,000	(500,000)	–
	BNP Paribas	760,000	(760,000)	–
	Canadian Imperial Bank	250,000	(250,000)	–
	Citigroup	238,561	(238,561)	–
	Fixed Income Clearing Corp.	740,000	(740,000)	–
	Goldman Sachs	1,000,000	(1,000,000)	–
	HSBC Securities	370,000	(370,000)	–
	JPMorgan	1,240,000	(1,240,000)	–
	Royal Bank of Canada	1,785,000	(1,785,000)	–
	Societe Generale	88,559	(88,559)	–
	Total	$7,905,679	$(7,905,679)	$–
U.S. Government Select	Bank of America	$1,035,000	$(1,035,000)	$–
	Bank of Nova Scotia	500,000	(500,000)	–
	Barclays	1,150,000	(1,150,000)	–
	BNP Paribas	785,000	(785,000)	–
	Canadian Imperial Bank	1,150,000	(1,150,000)	–
	Citigroup	1,416,040	(1,416,040)	–
	Fixed Income Clearing Corp.	1,150,000	(1,150,000)	–
	HSBC Securities	1,295,000	(1,295,000)	–
	JPMorgan	3,395,000	(3,395,000)	–
	Royal Bank of Canada	2,815,000	(2,815,000)	–
	Societe Generale	1,250,000	(1,250,000)	–
	Total	$15,941,040	$(15,941,040)	$–
Prime Obligations	Barclays	$250,000	$(250,000)	$–
	Citigroup	29,000	(29,000)	–
	Fixed Income Clearing Corp.	30,000	(30,000)	–
	Total	$309,000	$(309,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date. The Municipal Portfolio’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES The Municipal Portfolio and Prime Obligations Portfolio may impose a liquidity fee of up to 2 percent on redemptions from the Portfolios or temporarily restrict redemptions from the Portfolios for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Portfolios’ weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 30 percent of the Portfolios’ total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolios, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Portfolio fall below 30 percent of the total assets.

10 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets as of the end of a business day, the Portfolios will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Portfolios or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interests of the Portfolios.

If the Municipal Portfolio or Prime Obligations Portfolio impose a redemption gate, the Portfolios and the Portfolios’ authorized intermediaries will not accept redemption orders until the Portfolios have notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Municipal Portfolio or Prime Obligations Portfolio have invested 30 percent or more of its total assets in weekly liquid assets. A Portfolio may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees would generally be used to assist the Municipal Portfolio and Prime Obligations Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Municipal Portfolio or Prime Obligations Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets, the Portfolios reserve the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Portfolios to continue operating.

Liquidity fees, if any, are included in Payments for Shares Redeemed in Note 7 - Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Municipal Portfolio or Prime Obligations Portfolio during the six months ended May 31, 2020.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

At November 30, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury	$253	$(253)
U.S. Government	210	(210)
U.S. Government Select	116	(116)
Prime Obligations	47	(47)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2020 (UNAUDITED)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2019.

At November 30, 2019, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$68,094	$–
U.S. Government	–	19,067	–
U.S. Government Select	–	35,325	–
Municipal	265	1	–
Prime Obligations	–	6,512	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$943,338	$142
U.S. Government	–	302,834	–
U.S. Government
Select	–	542,858	70
Municipal	5,389	–	–
Prime Obligations	–	79,499	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$604,431	$341
U.S. Government	–	191,086	–
U.S. Government Select	–	361,488	77
Municipal	3,635	6	–
Prime Obligations	–	51,883	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2019, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 16, 2020, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the six months ended May 31, 2020. There were no outstanding loan amounts at May 31, 2020.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

ANNUAL MANAGEMENT FEE
Treasury	0.13%
U.S. Government	0.23%
U.S. Government Select	0.18%
Municipal	0.18%
Prime Obligations	0.13%

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

From May 7, 2020 through May 31, 2020, NTI voluntarily reimbursed all of the management fees for the Prime Obligations Portfolio. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary management fee reimbursement receivable at May 31, 2020 was approximately $141,000 for the Prime Obligations Portfolio and is included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. See Subsequent Events Note 12.

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses exceed 0.15 percent for the Treasury Portfolio, 0.25 percent for the U.S. Government Portfolio, 0.20 percent for each of the U.S. Government Select Portfolio and Municipal Portfolio and 0.15 percent for the Prime Obligations Portfolio of each Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangements described above are expected to continue until at least April 1, 2021. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2020, under the contractual expense reimbursement arrangements previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2020 were approximately $407,000, $118,000, $242,000, $15,000 and $15,000 for the Treasury, U.S. Government, U.S. Government Select, Municipal and Prime Obligations Portfolios, respectively, and are shown as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. In addition to the voluntary reimbursement of management fees for the Prime Obligations Portfolio as discussed above, during the six months ended May 31, 2020, NTI reimbursed additional expenses in order to avoid a negative yield for the Prime Obligations Portfolio. In addition, NTI voluntarily reimbursed expenses for the U.S. Government Select Portfolio of 0.02 percent of the Portfolio’s average daily net assets from December 1, 2019 through May 31, 2020. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at May 31, 2020 were approximately $732,000 and $27,000 for the U.S. Government Select and Prime Obligations Portfolios, respectively, and are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2020 (UNAUDITED)

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2020, the following Portfolios engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*
Municipal	$146,100	$(69,775)
Prime Obligations	22,510	(7,000)

*	During the six months ended May 31, 2020, the realized gain (loss) associated with these transactions was zero.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolios’ Statements of Operations as Income from affiliates.

On March 27 and March 30, 2020, the Prime Obligations Portfolio purchased asset-backed commercial paper with an aggregate value of approximately $270,476,000 from an unaffiliated asset-backed commercial paper program. The purchase of this commercial paper was concurrent with separate transactions of other NTI client accounts that sold money market instruments to an unaffiliated broker-dealer that then conveyed those instruments to the issuer of the asset-backed commercial paper. The Prime Obligations Portfolio sold the asset-backed commercial paper immediately after purchasing it, and did not realize any gain or loss on the sale. See Note 6 - U.S. Federal Reserve’s Money Market Mutual Fund Liquidity Facility.

6. U.S. FEDERAL RESERVE’S MONEY MARKET MUTUAL FUND LIQUIDITY FACILITY

The U.S. Federal Reserve established the Money Market Mutual Fund Liquidity Facility (“MMLF”) on March 18, 2020, to broaden its program of support for the flow of credit to households and businesses. Under the MMLF, loans are made available to eligible financial institutions secured by high-quality assets purchased by the financial institution from eligible money market mutual funds. From March 19, 2020 to April 3, 2020, the Municipal Portfolio and Prime Obligations Portfolio sold securities with aggregate values of approximately $23,142,000 and $1,389,599,000, respectively, to a financial institution in connection with the MMLF. These securities were sold at amortized cost and the Portfolios incurred no realized gain or loss.

7. INVESTMENT TRANSACTIONS

At May 31, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$82,657,537
U.S. Government	–	–	–	21,464,050
U.S. Government Select	–	–	–	44,383,654
Municipal	109	(101)	8	249,622
Prime Obligations	5	(1)	4	1,250,875

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$82,804,584	$35,504	$(63,785,658)	$19,054,430
U.S. Government	128,664,026	704	(122,515,540)	6,149,190
U.S. Government Select	156,900,069	3,886	(140,510,612)	16,393,343
Municipal	129,037	483	(196,671)	(67,151)
Prime Obligations	7,242,521	2,019	(10,446,462)	(3,201,922)

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 129,037,000, 483,000 and (196,690,000), respectively, and the Prime Obligations Portfolio which were approximately 7,241,837,000, 2,019,000 and (10,445,470,000), respectively.

Transactions in Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$79,736,971	$44,817	$(71,084,385)	$8,697,403
U.S. Government	211,188,826	2,872	(209,251,447)	1,940,251
U.S. Government Select	233,687,348	19,183	(231,776,322)	1,930,209
Municipal	304,810	1,436	(367,510)	(61,264)
Prime Obligations	18,281,637	7,759	(16,848,072)	1,441,324

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 304,814,000, 1,436,000 and (367,513,000), respectively, and the Prime Obligations Portfolio which were approximately 18,280,131,000, 7,758,000 and (16,846,720,000), respectively.

Transactions in Service Shares for the six months ended May 31, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS		PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$ 681	$–		$ (625)	$ 56
U.S. Government Select	111,166	–	**	(149,565)	(38,399)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
**	Amount rounds to less than one thousand.

Transactions in Service Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS		PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$2,096	$–	**	$(1,413)	$683
U.S. Government Select	329,984	–		(299,857)	30,127
Municipal	720	–	**	(2,009)	(1,289)
Prime Obligations	98,319	–		(104,639)	(6,320)

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 720,000, 0 and (2,009,000), respectively, and the Prime Obligations Portfolio which were approximately 98,317,000, 0 and (104,637,000), respectively.

**	Amount rounds to less than one thousand.

Transactions in Premier Shares for the six months ended May 31, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$263,970,352	$–	$(249,874,305)	$14,096,047

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$385,482,235	$–	$(380,900,088)	$4,582,147

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the six months ended May 31, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$4,595,403	$624	$(2,855,603)	$1,740,424

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

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MONEY MARKET PORTFOLIOS

MAY 31, 2020 (UNAUDITED)

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$1,772,347	$2,802	$(1,535,679)	$239,470

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Portfolios have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

11. LIBOR TRANSITION

Certain of the Portfolios’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related investments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Portfolios’ investments, performance or financial condition.

12. CORONAVIRUS (COVID-19) PANDEMIC

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Portfolios and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Portfolios’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Portfolio invests, negatively impact a Portfolio’s performance, and cause losses on your investment in a Portfolio. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Portfolios.

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2020 (UNAUDITED)

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the item noted below.

The Prime Obligations Portfolio was liquidated and terminated on July 10, 2020.

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MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2020 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2019 through May 31, 2020.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 12/1/2019 - 5/31/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID* 12/1/2019- 5/31/2020
Actual	0.15%	$1,000.00	$1,005.00	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.25	$0.76
PREMIER SHARES
Actual	0.20%	$1,000.00	$1,004.80	$1.00
Hypothetical	0.20%	$1,000.00	$1,024.00	$1.01

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID* 12/1/2019- 5/31/2020
Actual	0.25%	$1,000.00	$1,004.80	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.75	$1.26
SERVICE SHARES
Actual	0.25%	$1,000.00	$1,004.80	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.75	$1.26

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID* 12/1/2019- 5/31/2020
Actual	0.18%	$1,000.00	$1,004.90	$0.90
Hypothetical	0.18%	$1,000.00	$1,024.10	$0.91
SERVICE SHARES
Actual	0.18%	$1,000.00	$1,004.90	$0.90
Hypothetical	0.18%	$1,000.00	$1,024.10	$0.91
WILLIAMS CAPITAL SHARES
Actual	0.18%	$1,000.00	$1,004.90	$0.90
Hypothetical	0.18%	$1,000.00	$1,024.10	$0.91

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID* 12/1/2019- 5/31/2020
Actual	0.21%	$1,000.00	$1,005.30	$1.05
Hypothetical	0.21%	$1,000.00	$1,023.95	$1.06

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2020. Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	MAY 31, 2020 (UNAUDITED)

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID* 12/1/2019- 5/31/2020
Actual	0.14%	$1,000.00	$1,005.20	$0.70
Hypothetical	0.14%	$1,000.00	$1,024.30	$0.71

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2020. Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2020 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”), at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Portfolios by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).

In advance of, and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020, a telephonic Board meeting held on April 29, 2020 and at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees considered the applicable reports and presentations and discussed with their independent legal counsel the information that had been provided to them at the February and April Board meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Portfolios; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolios; (vii) information regarding purchases and redemptions of each Portfolio’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolios’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolios by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Portfolios compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolios and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolios. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolios with the funds included in their respective peer groups and peer universes. The Trustees also considered the Portfolios’ relationship to other mutual funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Portfolios, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolios by Northern and its affiliates. These services include acting as the Portfolios’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolios and the

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MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued

Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Portfolios. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolios’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolios by Northern and its affiliates, including its oversight of the Portfolios’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolios’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Portfolios, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolios’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolios and their shareholders, including to address additional regulatory and reporting requirements and the conversion of the Municipal and Prime Obligations Portfolios to variable net asset value pricing in 2016. The Trustees took into account that each of the U.S. Government, U.S. Government Select and Treasury Portfolios had maintained a stable net asset value, and the Municipal and Prime Obligations Portfolios experienced minimal principal volatility after transitioning to a floating net asset value in 2016.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Portfolios, and the consistency of investment approach with respect to the Portfolios. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to continue to provide quality services to the Portfolios.

Performance

The Trustees considered the investment performance of each Portfolio, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the low interest rate environment in which the Portfolios had been and were operating and any contributions by Northern to the Portfolios to prevent negative yields in past years. The Trustees received information on the Portfolios’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”)-registered funds and to rankings issued by Broadridge. The Portfolios were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Portfolios’ performance relative to their performance benchmarks and the Portfolios’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted the following regarding each Portfolio’s performance relative to its respective Broadridge performance universe:

•	Performance of the Prime Obligations Portfolio and Treasury Portfolio (Shares and Premier) was in the first quintile for the one- and three-year periods ended January 31, 2020.

•	Performance of the U.S. Government Select Portfolio was in the first quintile for the one-year period and in the second quintile for the three-year period ended January 31, 2020.

•	Performance of the U.S. Government Portfolio was in the second quintile for the one- and three-year periods ended January 31, 2020.

•	Performance for the Municipal Portfolio was in the third quintile for the one- and three-year periods ended January 31, 2020.

•

For the five year period ended January 31, 2020, the Prime Obligations Portfolio and Treasury Portfolio (Shares) were in the first quintile, the U.S. Government and U.S. Government Select Portfolios were in the second quintile and the Municipal Portfolio was in the fourth quintile.

The Trustees also noted that each Portfolio had outperformed its respective benchmark for the same periods, and that none of the Portfolios were in the least desirable less return, more expenses quadrant of the Broadridge Bubble Charts.

The Trustees took into account senior management’s and portfolio managers’ discussion of the Portfolios’ performance and explanations for differences in investment parameters of certain Portfolios and their peers. They also considered the Portfolios’ investment performance relative to the investor base the Portfolios are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different

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MONEY MARKET PORTFOLIOS

MAY 31, 2020 (UNAUDITED)

Portfolios. Specifically, they took into consideration Northern’s more risk averse investment strategies. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolios and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolios’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolios’ contractual and net (after expense reimbursements) management fee rates; the Portfolios’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolios. They noted that Northern had voluntarily waived expenses for the U.S. Government Select Portfolio during the past year. In addition, the Trustees considered actions taken by Northern in past years to reduce Portfolio expenses, such as other voluntary expense reimbursements, service provider fee reductions, and reductions in the contractual expense limitations for the U.S. Government and Treasury Portfolios.

The Trustees reviewed information on the fee rates paid by the Portfolios under the Management Agreement and the Portfolios’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Portfolio against its respective Broadridge peer group and universe. In comparing the Portfolios’ contractual and net management fees to those of comparable funds, the Trustees noted that the Portfolios’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Portfolios, the total operating expense ratios after reimbursement of expenses were at or below their respective Broadridge peer universe medians. The Trustees also noted the following:

•

The Municipal Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was in the third quintile of its Broadridge peer group.

•

The Prime Obligations Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was in the third quintile of its Broadridge peer group.

•

The Treasury Portfolio’s net management fee was below its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was in the first quintile of its Broadridge peer group with respect to the Shares class. The total expense ratio, after reimbursement of expenses, of the Premier Shares class was in the fourth quintile of its Broadridge peer group.

•

The U.S. Government Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was in the fourth quintile of its Broadridge peer group.

•

The U.S. Government Select Portfolio’s net management fee was above its Broadridge peer group and universe medians, and its total expense ratio, after reimbursement of expenses, was in the fourth quintile of its Broadridge peer group.

The Trustees took into account Northern’s discussion of the Portfolios’ expenses and that Northern had reimbursed expenses and/or waived fees for each of the Portfolios. They also reviewed information comparing the Portfolios’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolios and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the types of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolios and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolios. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolios.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2020 (UNAUDITED)

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolios grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of each Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolios’ management fee structure and considered Northern’s view that the Portfolios are sharing in economies of scale through the level at which the Portfolios’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

The Trustees determined, on the basis of the foregoing, that the Portfolios’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as shareholder servicing fees from the Premier Shares of the Treasury Portfolio. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with Northern. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Portfolios that the management fees paid by the Portfolios were reasonable in light of the services provided by Northern, its costs and the Portfolios’ asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Portfolios and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement with respect to each of the Portfolios for an additional one-year term.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/institutional) as of each month-end for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s website (www.sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

NORTHERN INSTITUTIONAL FUNDS

LIQUID ASSETS PORTFOLIO

SEMI-ANNUAL REPORT

MAY 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Institutional Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Institutional Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Portfolios' website (northerntrust.com/institutional) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Institutional Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Institutional Funds, by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northernfunds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Institutional Funds, you can inform Northern Institutional Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northernfunds@ntrs.com. Your election to receive reports in paper will apply to all Northern Institutional Funds you hold in your account at the financial intermediary or through an account with Northern Institutional Funds. You must provide separate instructions to each of your financial intermediaries.

NORTHERN INSTITUTIONAL FUNDS

MANAGED BY NORTHERN TRUST

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

9	NOTES TO THE FINANCIAL STATEMENTS

14	FUND EXPENSES

15	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2020 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$562,899
Repurchase agreements, at cost, which approximates fair value	222,684
Cash	4,786
Interest income receivable	187
Receivable for fund shares sold	16,197
Receivable from affiliates for expense reimbursements	76
Prepaid and other assets	2
Total Assets	806,831
LIABILITIES:
Payable for securities purchased	42,129
Distributions payable to shareholders	263
Payable to affiliates:
Management fees	69
Custody fees	9
Transfer agent fees	21
Trustee fees	12
Accrued other liabilities	37
Total Liabilities	42,540
Net Assets	$764,291
ANALYSIS OF NET ASSETS:
Capital stock	$764,285
Distributable earnings	6
Net Assets	$764,291
Total Shares Outstanding (no par value, unlimited shares authorized)	764,284
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$4,828
Total Investment Income	4,828
EXPENSES:
Management fees	415
Custody fees	33
Transfer agent fees	62
Printing fees	12
Audit fees	6
Legal fees	31
Trustee fees	6
Other	14
Total Expenses	579
Less expenses contractually reimbursed by investment adviser	(446)
Net Expenses	133
Net Investment Income	4,695
NET REALIZED GAINS:
Net realized gains on:
Investments	5
Net Gains	5
Net Increase in Net Assets Resulting from Operations	$4,700

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED MAY 31, 2020, (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2019

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2020	2019
OPERATIONS:
Net investment income	$4,695	$18,279
Net realized gains	5	—
Net Increase in Net Assets Resulting from Operations	4,700	18,279
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(31,911)	26,723
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(31,911)	26,723
DISTRIBUTIONS PAID:
Distributable earnings	(4,695)	(18,284)
Total Distributions Paid	(4,695)	(18,284)
Total Increase (Decrease) in Net Assets	(31,906)	26,718
NET ASSETS:
Beginning of period	796,197	769,479
End of period	$764,291	$796,197

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSET S PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE SIX MONTHS ENDED MAY 31, 2020 (UNAUDITED)

OR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.02	0.01	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—	—	—
Net increase from payment by affiliate	—	—	—	—	—	— (2)
Total from Investment Operations	0.01	0.02	0.02	0.01	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.02)	(0.01)	— (1)	— (1)
From net realized gains	—	—	—	—	— (3)	—
Total Distributions Paid	(0.01)	(0.02)	(0.02)	(0.01)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	0.56%	2.27%	1.78%	0.85%	0.46%	0.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$764,291	$796,197	$769,479	$1,305,022	$3,011,970	$5,873,637
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.14%	0.15%	0.14%	0.14%	0.13%	0.13%
Net investment income, net of waivers, reimbursements and credits	1.13%	2.28%	1.72%	0.80%	0.46%	0.20%
Net investment income, before waivers, reimbursements and credits	1.02%	2.16%	1.61%	0.69%	0.36%	0.10%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from net increase from payment by affiliate was less than $0.01 per share.
(3)	Per share amount from distributions paid from net realized gains were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 33.5% (1)

Federal Farm Credit Bank – 4.5%

FFCB Notes,
(Floating, U.S. Federal Funds + 0.05%), 0.10%, 6/1/20 (2)	$10,000	$10,000
(Floating, U.S. SOFR + 0.08%), 0.14%, 6/1/20 (2)	1,000	1,000
(Floating, U.S. Federal Funds + 0.14%), 0.19%, 6/1/20 (2)	12,000	12,002
(Floating, U.S. SOFR + 0.18%), 0.24%, 6/1/20 (2)	1,000	1,000
(Floating, U.S. SOFR + 0.19%), 0.25%, 6/1/20 (2)	2,000	2,000
(Floating, ICE LIBOR USD 1M + 0.08%), 0.48%, 6/1/20 (2)	3,000	3,000
(Floating, ICE LIBOR USD 1M + 0.00%), 0.17%, 6/25/20 (2)	5,000	5,000
		34,002

Federal Home Loan Bank – 22.5%

FHLB Bonds, 0.12%, 8/28/20	20,000	19,999
0.15%, 9/22/20	15,000	15,000

FHLB Discount Notes,
1.53%, 6/25/20 (3)	10,000	9,990
1.51%, 7/1/20 (3)	10,000	9,987

FHLB Notes,
(Floating, U.S. SOFR + 0.02%), 0.08%, 6/1/20 (2)	5,000	5,000
(Floating, U.S. SOFR + 0.03%), 0.09%, 6/1/20 (2)	22,000	22,000
(Floating, U.S. SOFR + 0.08%), 0.14%, 6/1/20 (2)	15,000	15,000
(Floating, U.S. SOFR + 0.15%), 0.21%, 6/1/20 (2)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 0.22%, 6/1/20 (2)	5,000	5,000
(Floating, ICE LIBOR USD 3M — 0.17%), 1.20%, 7/6/20 (2)	25,000	25,000
(Floating, ICE LIBOR USD 3M — 0.17%), 1.18%, 7/8/20 (2)	10,000	10,000
(Floating, ICE LIBOR USD 3M — 0.17%), 1.15%, 7/9/20 (2)	5,000	5,000
(Floating, ICE LIBOR USD 3M — 0.19%), 0.81%, 7/27/20 (2)	15,000	15,000
(Floating, ICE LIBOR USD 3M — 0.14%), 0.42%, 8/3/20 (2)	10,000	10,000
		171,976
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES — 33.5% (1) continued

Federal Home Loan Mortgage Corporation – 6.5%
FHLMC Discount Notes, 1.47%, 8/7/20 (3)	$50,000	$49,864
Total U.S. Government Agencies
(Cost $255,842)		255,842

U.S. GOVERNMENT OBLIGATIONS – 40.2%

U.S. Treasury Bills – 33.5%
0.27%, 6/9/20 (3)	20,000	19,999
0.14%, 6/16/20 (3)	20,000	19,999
0.11%, 6/30/20 (3)	6,150	6,149
0.12%, 7/9/20 (3)	10,000	9,999
0.10%, 7/14/20 (3)	35,000	34,996
0.27%, 7/16/20 (3)	20,000	19,993
0.13%, 7/28/20 (3)	15,000	14,996
0.17%, 7/28/20 (3)	15,000	14,996
0.18%, 8/6/20 (3)	10,000	9,997
0.22%, 8/13/20 (3)	15,000	14,993
0.13%, 8/27/20 (3)	15,000	14,995
0.13%, 9/1/20 (3)	20,000	19,993
0.24%, 9/15/20 (3)	10,000	9,993
0.15%, 10/27/20 (3)	20,000	19,988
0.15%, 10/29/20 (3)	15,000	14,991
0.16%, 11/27/20 (3)	10,000	9,992
		256,069

U.S. Treasury Floating Rate Notes – 5.4%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 0.17%, 6/1/20 (2)	5,000	5,000
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 0.18%, 6/1/20 (2)	10,000	10,000
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 0.25%, 6/1/20 (2)	5,000	5,000
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 0.27%, 6/1/20 (2)	10,000	9,992
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 0.35%, 6/1/20 (2)	11,000	10,999
		40,991

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2020 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 40.2% continued

U.S. Treasury Notes – 1.3%

1.63%, 7/31/20	$10,000	$9,997
Total U.S. Government Obligations
(Cost $307,057)		307,057

Investments, at Amortized Cost
( $562,899)		562,899

REPURCHASE AGREEMENTS – 29. 1%

Joint Repurchase Agreements – 7.1% (4) (5)

Bank of America Securities LLC, dated 5/29/20, repurchase price $27,158 0.04%, 6/5/20	27,158	27,158
Societe Generale, New York Branch, dated 5/29/20, repurchase price $27,159 0.05%, 6/5/20	27,158	27,158
		54,316

Repurchase Agreements – 22.0% (6)
BNP Paribas S.A., dated 5/29/20, repurchase price $50,000 0.05%, 6/1/20	50,000	50,000
Citigroup Global Markets, Inc., dated 5/29/20, repurchase price $53,368 0.07%, 6/1/20	53,368	53,368
Fixed Income Clearing Corp., dated 5/29/20, repurchase price $50,000 0.05%, 6/1/20	50,000	50,000
JPMorgan Securities LLC, dated 5/29/20, repurchase price $15,001 0.11%, 9/1/20	15,000	15,000
		168,368
Total Repurchase Agreements
(Cost $222,684)		222,684

Total Investments – 102.8%
(Cost $785,583)		785,583

Liabilities less Other Assets – (2.8%)		(21,292)
NET ASSETS – 100.0%		$764,291

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)

Variable rate security. Rate as of May 31, 2020 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Discount rate at the time of purchase.
(4)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$27,625	3.88%	4/15/29
U.S. Treasury Notes	$27,583	0.63%	7/15/21
Total	$55,208

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$13,272	2.50% – 7.00%	1/1/24 – 1/1/50
FNMA	$797	3.50%	4/1/48
GNMA	$56,351	3.50% – 5.50%	5/20/49 – 5/20/50
U.S. Treasury Bonds	$11,709	0.00%	11/15/27 – 5/15/49
U.S. Treasury Notes	$90,405	0.13% – 2.63%	9/15/20 – 11/15/29
Total	$172,534

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2020 (UNAUDITED)

At May 31, 2020, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	40.6%
2 – 15 DAYS	2.5
16 – 30 DAYS	4.4
31 – 60 DAYS	24.7
61 – 97 DAYS	18.9
98 – 180 DAYS	7.6
181 – 270 DAYS	1.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2020:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio(1)	$–	$785,583	$–	$785,583

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2020 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of May 31, 2020, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of May 31, 2020.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements, as reflected in its accompanying Schedule of Investments, as of May 31, 2020.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2020, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$27,158	$(27,158)	$–
	BNP Paribas	50,000	(50,000)	–
	Citigroup	53,368	(53,368)	–
	Fixed Income Clearing Corp.	50,000	(50,000)	–
	JPMorgan	15,000	(15,000)	–
	Societe Generale	27,158	(27,158)	–
	Total	$222,684	$(222,684)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio. At November 30, 2019, the following reclassification was recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$5	$(5)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2019.

At November 30, 2019, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$939	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2020 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended November 30, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$18,791	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$15,966	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 18, 2019, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 16, 2020, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the six months ended May 31, 2020. There were no outstanding loan amounts at May 31, 2020.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement described above is expected to continue until at least April 1, 2021. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2020, under the contractual expense reimbursement arrangement previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2020 is shown as Receivable from affiliates for expense reimbursements in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

During the six months ended May 31, 2020, NTI did not voluntarily reimburse any additional expenses of the Portfolio.

In addition, NTI has contractually agreed to reimburse certain additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended May 31, 2020, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At May 31, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$–	$–	$–	$785,583

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2020, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$7,092,556	$–	$(7,124,467)	$(31,911)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$10,807,791	$–	$(10,781,068)	$26,723

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

MAY 31, 2020 (UNAUDITED)

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Portfolio has adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

10. LIBOR TRANSITION

Certain of the Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related investments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Portfolio’s investments, performance or financial condition.

11. CORONAVIRUS (COVID-19) PANDEMIC

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Portfolio and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Portfolio’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Portfolio’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Portfolio invests, negatively impact a Portfolio’s performance, and cause losses on your investment in a Portfolio. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Portfolio.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2020 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2019 through May 31, 2020.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 12/1/2019 - 5/31/2020 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2019	ENDING ACCOUNT VALUE 5/31/2020	EXPENSES PAID* 12/1/2019- 5/31/2020
Actual	0.03%	$1,000.00	$1,005.60	$0.15
Hypothetical	0.03%	$1,000.00	$1,024.85	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2020. Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSET S PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2020 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the Liquid Assets Portfolio (the “Portfolio”), at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Portfolio by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 13-14, 2020 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2020, a telephonic Board meeting held on April 29, 2020 and at the Annual Contract Meeting. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with, and were advised by, their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

The Trustees considered the applicable reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one.

The materials reviewed by the Board included, without limitation: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Portfolio; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Portfolio; (vii) information regarding purchases and redemptions of Portfolio shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Portfolio’s shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Portfolio by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fee charged to the Portfolio compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Portfolio and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Portfolio. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Portfolio with the funds included in its peer group and peer universe. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued

its affiliates to improve the quality and scope of their services to the Portfolio. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Portfolio’s regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Portfolio’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Portfolio, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Portfolio’s compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Portfolio and its shareholders, including to address additional regulatory and reporting requirements. The Trustees took into account that the Portfolio had maintained a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Portfolio, and the consistency of investment approach with respect to the Portfolio. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to continue to provide quality services to the Portfolio.

Performance

The Trustees considered the investment performance of the Portfolio, including whether it had operated within its investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the low interest rate environment in which the Portfolio was and had been operating and any contributions by Northern to the Portfolio to prevent negative yield in past years. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”)-registered funds and to rankings issued by Broadridge. The Portfolio was ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Portfolio’s performance relative to its performance benchmark and the Portfolio’s three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Chart”). The Trustees noted that the performance of the Portfolio was in the first quintile relative to its Broadridge performance universe for the one-, three- and five- year periods ended January 31, 2020 and outperformed its benchmark for the same periods, and that the Portfolio was not in the least desirable less return, more expenses quadrant of the Broadridge Bubble Chart.

The Trustees took into account senior management’s and portfolio managers’ discussion of the Portfolio’s performance and explanations for differences in investment parameters of the Portfolio and its peers. They also considered the Portfolio’s investment performance relative to the investor base the Portfolio is intended to serve. The Trustees noted the potential impact on performance of the risk parameters of the Portfolio. Specifically, they took into consideration Northern’s more risk averse investment strategies. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Portfolio and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Portfolio’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Portfolio’s contractual and net (after expense reimbursements) management fee rates; the Portfolio’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place for determining the fees and expenses of the Portfolio. The Trustees also noted certain other actions taken by Northern in past years to reduce the Portfolio’s expenses, such as service provider fee reductions.

The Trustees reviewed information on the fee rate paid by the Portfolio under the Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Portfolio against its Broadridge peer group and universe. In comparing the Portfolio’s contractual and net management fees to those of comparable funds, the Trustees noted that the Portfolio’s management fee includes both advisory and administrative costs. Among other data, the Trustees considered that the Portfolio’s total operating expense ratio after reimbursement of expenses was at or below its Broadridge peer universe median and in the first quintile of its Broadridge peer expense group.

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LIQUID ASSETS PORTFOLIO

MAY 31, 2020 (UNAUDITED)

The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had reimbursed expenses and/or waived fees for the Portfolio. They also reviewed information comparing the Portfolio’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. The Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Portfolio and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a portfolio-by-portfolio basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Portfolio and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Portfolio. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Portfolio.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio is sharing economies of scale through the level at which the Portfolio’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses of the Portfolio to a specific level. The Trustees determined, on the basis of the foregoing, that the Portfolio’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees considered that many of the Portfolio’s shareholders had other client relationships with Northern. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. After deliberation, the Trustees concluded with respect to the Portfolio that the management fee paid by the Portfolio was reasonable in light of the services provided by Northern, its costs and the Portfolio’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for the Portfolio for an additional one-year term.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/liquid-assets-portfolio) as of each month-end for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s website (www.sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	August 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	August 6, 2020

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 6, 2020